As filed with the Securities and Exchange Commission on November 4, 2008
Securities Act File No. 333-153841

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

The Hartford Mutual Funds II, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 2999, Hartford, Connecticut  01604-2999
(Address of Principal Executive Offices) (Zip Code)

1-860-843-9934
(Registrant’s Area Code and Telephone Number)

Edward P. Macdonald, Esq.

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut  06089

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts  02116

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

THE HARTFORD MUTUAL FUNDS II, INC.

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Joint Meeting of Shareholders

Part A – Combined Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

THE HARTFORD MUTUAL FUNDS, INC.,
on behalf of
The Hartford Tax-Free New York Fund

THE HARTFORD MUTUAL FUNDS II, INC.,
on behalf of
The Hartford Tax-Free Minnesota Fund

November 3, 2008

Dear Shareholder:

You are cordially invited to attend a Special Joint Meeting (the "Joint Meeting") of The Hartford Mutual Funds, Inc. ("Hartford Mutual Funds") and The Hartford Mutual Funds II, Inc. ("Hartford Mutual Funds II"). The Joint Meeting will take place on January 13, 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC ("HIFSCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089.

At the Joint Meeting, shareholders of The Hartford Tax-Free New York Fund, a series of Hartford Mutual Funds, and shareholders of The Hartford Tax-Free Minnesota Fund, a series of Hartford Mutual Funds II (The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, each an "Acquired Fund" and collectively, the "Acquired Funds"), will be asked to vote on the matters listed in the attached Notice of Special Joint Meeting of Shareholders. As explained in the enclosed combined Proxy Statement/Prospectus ("Proxy Statement"), the purpose of the Joint Meeting is: (i) to vote on the proposed Plans of Reorganization (the "Reorganization Plans") pursuant to which the Acquired Funds will be reorganized into The Hartford Tax-Free National Fund, a series of Hartford Mutual Funds II (the "Acquiring Fund"); and (ii) to transact such other business as may properly come before the Joint Meeting, or any adjournment(s) or postponement(s) thereof.

Only shareholders of The Hartford Tax-Free New York Fund will vote on the reorganization of The Hartford Tax-Free New York Fund into the Acquiring Fund. Only shareholders of The Hartford Tax-Free Minnesota Fund will vote on the reorganization of The Hartford Tax-Free Minnesota Fund into the Acquiring Fund. Shareholder approval of the reorganization of either Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval of the reorganization of the other Acquired Fund into the Acquiring Fund. In addition, completion of the reorganization of either Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, completion of the reorganization of the other Acquired Fund into the Acquiring Fund.

We request that you complete the enclosed voting instruction card or proxy card for the upcoming Joint Meeting. The Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II has reviewed and approved the proposals and recommends that you vote FOR the proposal(s) applicable to you. The Proxy Statement provides more information on the Reorganization Plans. Please read it carefully and return your completed voting instruction card or proxy card in the enclosed addressed, postage-paid envelope; or take advantage of the telephonic or internet voting procedures described in the Proxy Statement. YOUR VOTE IS IMPORTANT. If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative of HIFSCO or from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Very truly yours,

John C. Walters
President and Chief Executive Officer

IMPORTANT INFORMATION

We encourage you to read the enclosed Proxy Statement. However, we thought it would be helpful to provide brief answers to some questions.

Q. 1.  What proposals are shareholders being asked to consider at the upcoming special meeting?

A. 1.  Shareholders of each of The Hartford Tax-Free New York Fund, a series of The Hartford Mutual Funds, Inc. ("Hartford Mutual Funds"), and shareholders of The Hartford Tax-Free Minnesota Fund, a series of The Hartford Mutual Funds II, Inc. ("Hartford Mutual Funds II") (The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, each an "Acquired Fund" and collectively, the "Acquired Funds"), are being asked to consider and approve the proposed reorganization plans (the "Reorganization Plans") whereby each of the Acquired Funds will be reorganized into The Hartford Tax-Free National Fund, a series of Hartford Mutual Funds II (the "Acquiring Fund"). Shareholder approval or the completion of the reorganization of either Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval or the completion of the reorganization of the other Acquired Fund into the Acquiring Fund.

Q. 2.  How will the reorganizations benefit each Acquired Fund and its shareholders?

A. 2.  The reorganizations are expected to benefit the Acquired Funds' shareholders by: (1) addressing the small asset levels and lack of growth of the Acquired Funds by reorganizing each of them into a larger fund, the Acquiring Fund, which is anticipated to provide greater opportunities to realize economies of scale and (2) offering shareholders of the Acquired Funds investment in a fund that provides greater flexibility and diversification in terms of security selection.

Q. 3.  Why are shareholders being asked to approve the proposed reorganizations?

A. 3.  The Acquired Funds and Acquiring Fund are series of either Hartford Mutual Funds or Hartford Mutual Funds II. Hartford Mutual Funds and Hartford Mutual Funds II are investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act requires that the approval of shareholders of each Acquired Fund be obtained in order to effect their specific reorganization into the Acquiring Fund.

Q. 4.  Are there differences between the Acquiring Fund's investment goal and the investment goal of each of the Acquired Funds?

A. 4.  Yes. The Acquiring Fund and each of the Acquired Funds share the same investment goal of seeking to provide current income that is exempt from federal income tax. However, each Acquired Fund seeks to provide current income that is also exempt from the income tax of the relevant state and city, as applicable (New York State and New York City income tax in the case of The Hartford Tax-Free New York Fund, and Minnesota income tax in the case of The Hartford Tax-Free Minnesota Fund). The Acquiring Fund's investment goal does not include seeking to provide current income that is exempt from state and city income tax. The loss of such state and city income tax benefits may adversely affect current shareholders of each Acquired Fund after their reorganizations into the Acquiring Fund.

Q. 5.  Who is the adviser and sub-adviser of the Acquiring Fund?

A. 5.  The investment adviser of the Acquiring Fund, Hartford Investment Financial Services, LLC ("HIFSCO"), is also the investment adviser of each of the Acquired Funds. The Acquiring Fund's sub-adviser, Hartford Investment Management Company ("HIMCO"), is also the sub-adviser of each of the Acquired Funds.

Q. 6.  Will the Reorganization Plans result in lower expenses for shareholders of the Acquired Funds?

A. 6.  The Reorganization Plan applicable to The Hartford Tax-Free Minnesota Fund, if approved, will have the effect of marginally lowering the shareholder expenses applicable to Class Y and L shares of the fund. With respect to shareholders of Class A, B or C shares of each Acquired Fund, each Reorganization Plan will have the effect of maintaining shareholder expenses, because the shareholders of Class A, B or C shares of each Acquired Fund will be subject to the identical fee schedule applicable to shareholders of Class A, B or C shares of the Acquiring Fund.

Q. 7.  Will the reorganizations be considered a taxable event for Federal income tax purposes?

A. 7.  It is anticipated that the reorganizations will qualify for Federal income tax purposes as tax-free reorganizations under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Fund, nor the shareholders are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Reorganization Plans.

Q. 8.  Have the Board of Directors approved the Reorganization Plans?

A. 8.  Yes. The Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II have reviewed and approved the Reorganization Plans. Each Board recommends that you vote FOR the Reorganization Plans.

Q. 9.  How can I vote?

A. 9.  You can vote:

•  By mail: complete and return your proxy card in the enclosed pre-addressed postage-paid envelope.

•  By telephone: call the toll-free number listed on your proxy card and follow the recorded instructions.

•  By internet: log on to the website listed on your proxy card and follow the on-screen instructions.

  Whichever method you choose, please take the time to read the Proxy Statement before you vote.

Q. 10.  When should I vote?

A. 10.  Please vote as soon as possible. You may submit your vote at any time before the date of the shareholder meeting. Representatives of The Hartford Financial Services Group, Inc. ("The Hartford") or Computershare Fund Services, a firm authorized by The Hartford to assist in the solicitation of proxies, may be contacting you to urge you to vote on this important matter.

Q. 11.  Where can I obtain additional information about this Proxy Statement?

A. 11.  For information about voting, please call toll free 866-864-9196. To view the Hartford Mutual Funds 2007 Annual Report or to obtain additional information about the Proxy Statement, please go to www.hartfordinvestor.com (see "Your Vote Counts! Get Your Proxy Information" under "Points of Interest" on or after November 7, 2008).

THE ATTACHED PROXY STATEMENT CONTAINS MORE DETAILED INFORMATION ABOUT THE REORGANIZATION PLANS. PLEASE READ IT CAREFULLY.

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

A Special Joint Meeting of Shareholders (the "Joint Meeting") of The Hartford Tax-Free New York Fund, a series of The Hartford Mutual Funds, Inc. ("Hartford Mutual Funds"), and shareholders of The Hartford Tax-Free Minnesota Fund, a series of The Hartford Mutual Funds II, Inc. ("Hartford Mutual Funds II") (The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund, each an "Acquired Fund" and collectively, the "Acquired Funds"), will take place on January 13, 2009 at 10:00 a.m. Eastern Time at the offices of Hartford Investment Financial Services, LLC ("HIFSCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089 for the following purposes:

1.  For shareholders of The Hartford Tax-Free New York Fund (the "New York Fund") only:

  To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the New York Fund by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the New York Fund;

2.  For shareholders of The Hartford Tax-Free Minnesota Fund (the "Minnesota Fund") only:

  To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Minnesota Fund by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Minnesota Fund;

3.  To transact such other business as may properly come before the Joint Meeting.

Each Acquired Fund issues and sells it shares to qualified retirement plans (each a "Retirement Plan"). As the owner of plan assets, each Retirement Plan is the registered shareholder of the Acquired Fund in which it invests and is entitled to vote its shares accordingly. Retirement Plan fiduciaries should forward the proxy materials (or arrange to have the proxy materials forwarded) to the appropriate plan participants and beneficiaries as required by applicable law and the plan documents governing the Retirement Plan.

The shareholder approval or completion of the reorganization of either Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, the shareholder approval or completion of the reorganization of the other Acquired Fund into the Acquiring Fund.

The Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II recommends that you vote FOR the proposal listed in this Notice that is applicable to the specific Acquired Fund in which you are a shareholder. Shareholders of record of each Acquired Fund on October 24, 2008 are entitled to notice of and to vote at the Joint Meeting.

Please read the enclosed combined Proxy Statement/Prospectus ("Proxy Statement") carefully for information concerning the proposals to be placed before the Joint Meeting or any adjournments or postponements thereof. Additional matters would include only matters that were not anticipated as of the date of the enclosed Proxy Statement.

YOUR VOTE IS IMPORTANT. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE JOINT MEETING, PLEASE FILL IN, SIGN, DATE, AND MAIL THE ENCLOSED VOTING INSTRUCTION CARD OR PROXY CARD AS PROMPTLY AS POSSIBLE, OR TAKE ADVANTAGE OF THE TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED IN THE PROXY STATEMENT, IN ORDER TO SAVE ANY FURTHER SOLICITATION EXPENSE. AN ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED.

  By Order of the Board of Directors
  of each of The Hartford Mutual Funds, Inc.
  and The Hartford Mutual Funds II, Inc.,

  Edward P. Macdonald
  Secretary

November 3, 2008

TABLE OF CONTENTS

INTRODUCTION	1

PROPOSALS	4

General Overview	4

Summary	4

The Proposed Reorganizations	4

Reasons for the Reorganizations	5

Benefits of the Reorganizations for the Acquired Funds' Shareholders	5

Conflicts of Interest

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the New York Fund and the Acquiring Fund	5

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the Minnesota Fund and the Acquiring Fund	9

Comparison of Fees and Expenses of Acquired and Acquiring Funds	11

Operating Expenses: New York Fund Reorganization	11

Operating Expenses: Minnesota Fund Reorganization	16

MANAGEMENT AND PERFORMANCE OF THE ACQUIRING FUND	22

The Investment Adviser and Sub-Adviser	22

Principal Investment Strategies	22

Performance of the Acquired Funds and Acquiring Fund	23

INFORMATION ABOUT THE REORGANIZATIONS	25

The Reorganization Plans	25

Tax Considerations	26

Expenses of the Reorganizations	26

Board Considerations	26

Board Considerations Regarding the Approval of the Acquiring Fund's Investment Management and Sub-Advisory Agreements	27

ADDITIONAL INFORMATION ABOUT THE FUNDS	27

Form of Organization	27

Dividends and Other Distributions	27

Disclosure of Fund Holdings	27

Capitalization of the Funds	28

GENERAL INFORMATION	29

Investment Adviser, Administrator, Transfer Agent, and Principal Underwriter	29

Other Business	29

Shareholder Reports	29

Proxy Solicitation	30

Vote Required	30

Shareholder Proposals	30

Beneficial Owners	30

Information About the Funds	30

MORE INFORMATION REGARDING THE FUNDS	32

Investment Advisory Arrangements	32

Distribution Arrangements	32

Distribution Plans	32

Class A Plan	32

Class B Plan	32

Class C Plan	33

Class L Plan	33

General	33

Transaction Policies	35

Execution of Requests	35

Requests in "Good Order"	35

Telephone Transactions	35

Exchanges	36

Valuation of Shares	36

Taxes	36

Taxability of Dividends	36

Taxability of Transactions	37

Taxes on Distributions	37

Minnesota Income Taxation	37

New York Income Taxation	37

Frequent Purchases and Redemptions of Shares	37

Investment Policy Changes	38

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND	40

INDEX OF APPENDICES	42

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

APPENDIX B: EXPLANATION OF STRATEGIES AND RISKS	B-1

APPENDIX C: BENEFICIAL OWNERS	C-1

PART B: STATEMENT OF ADDITIONAL INFORMATION	Part B-1

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COMBINED PROXY STATEMENT/PROSPECTUS

November 3, 2008

PROXY STATEMENT FOR:

THE HARTFORD TAX-FREE NEW YORK FUND
(a series of The Hartford Mutual Funds, Inc.)

and

THE HARTFORD TAX-FREE MINNESOTA FUND
(a series of The Hartford Mutual Funds II, Inc.)

P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824

PROSPECTUS FOR:

THE HARTFORD TAX-FREE NATIONAL FUND
(a series of The Hartford Mutual Funds II, Inc.)

P.O. Box 64387
St. Paul, Minnesota 55164-0387
(888) 843-7824

INTRODUCTION

This combined Proxy Statement/Prospectus ("Proxy Statement") is furnished in connection with a solicitation of proxies made by, and on behalf of the Board of Directors of each of The Hartford Mutual Funds, Inc. ("Hartford Mutual Funds") and The Hartford Mutual Funds II, Inc. ("Hartford Mutual Funds II"), in connection with the Special Joint Meeting of Shareholders (the "Joint Meeting") of each of the Acquired Funds to be held on January 13, 2009, at 10:00 a.m., Eastern Time, at the offices of Hartford Investment Financial Services, LLC ("HIFSCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, and at any adjournment(s) or postponement(s) of the Joint Meeting.

At a meeting held on August 5-6, 2008, the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II approved the Plans of Reorganization (each a "Reorganization Plan" and collectively, the "Reorganization Plans") relating to the proposed reorganization of the The Hartford Tax-Free New York Fund , a series of Hartford Mutual Funds (the "New York Fund"), and the The Hartford Tax-Free Minnesota Fund, a series of Hartford Mutual Funds II (the "Minnesota Fund," together with the New York Fund, the "Acquired Fund"), into The Hartford Tax-Free National Fund, a series of Hartford Mutual Funds II (the "Acquiring Fund," together with the Acquired Funds, the "Funds"). This Proxy Statement provides you with information about these proposed reorganizations (each a "Reorganization" and collectively, the "Reorganizations").

The approximate mailing date of this Proxy Statement is November 5, 2008. The costs of solicitation, including the cost of preparing and mailing the Notice of the Joint Meeting and this Proxy Statement, will be paid by HIFSCO, the Funds' investment manager and principal underwriter. Representatives of The Hartford Financial Services Group, Inc. ("The Hartford") or Computershare Fund Services ("Computershare"), a firm authorized by The Hartford to assist in the solicitation of proxies and voting instructions, may contact you to solicit your proxy by mail or by telephone. As the meeting date approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of Computershare if their votes have not yet been received. Proxies and voting instructions that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

HIFSCO, the Funds' investment manager and principal underwriter, is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

This Proxy Statement, which you should retain for future reference, contains important information about the Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated November 3, 2008 relating to this Proxy Statement, and containing additional information about the Reorganization Plans and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions, and risks of each of the Funds, see the Prospectuses and Statements of Additional Information of Hartford Mutual Funds and Hartford Mutual Funds II dated March 1, 2008 (File Nos. 333-02381/811-07589 and 002-11387/811-00558, respectively), as supplemented, each of which is incorporated herein by reference and is available, without charge, by calling 1-888-843-7824 or by writing to The Hartford Mutual Funds at P.O. Box 64387, St. Paul, Minnesota 55164-0387. Hartford Mutual Funds' and Hartford Mutual Funds II's annual report dated October 31, 2007 (File Nos. 811-07589 and 811-00558, respectively) and semi-annual report for the six-month period ended April 30, 2008 (File Nos. 811-07589 and 811-00558, respectively) are incorporated herein by reference.

You may also obtain proxy materials, reports, and other information filed by either Hartford Mutual Funds or Hartford Mutual Funds II from the SEC's Public Reference Section (1-202-551-8090) in Washington, D.C., or from the SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Acquired Funds may issue and sell their shares to certain qualified retirement plans (the "Retirement Plans"). The Retirement Plans are the shareholders of the Acquired Funds. If you own shares beneficially through a Retirement Plan, you should contact the plan sponsor, trustee, or other administrator for information regarding your right to provide instructions as to the voting of Fund shares. If you are a Retirement Plan sponsor, trustee, or other administrator and are authorized to vote shares held by a Retirement Plan, please complete the enclosed proxy card and return it in the enclosed envelope.

Shareholders may revoke authority to vote their shares by submitting another proxy or submitting written notice of revocation to the Secretary of either Hartford Mutual Funds or Hartford Mutual Funds II, as applicable. Unless revoked, properly executed voting instruction cards or proxy cards that have been returned by shareholders without instructions will be voted "FOR" the proposals to approve the Reorganization Plans providing for the acquisition of all of the assets and liabilities of the Acquired Funds by the Acquiring Fund solely in exchange for shares of the Acquiring Fund, followed by the complete liquidation of each of the Acquired Funds (the "Proposals"). In instances where choices are specified by shareholders in the voting instruction cards or proxy cards, those shareholders' votes will be voted or the votes will be withheld in accordance with the shareholders' choices. Votes can be cast to approve or disapprove the Proposals. Abstentions and broker non-votes (proxy cards received by either Hartford Mutual Funds or Hartford Mutual Funds II from brokers or nominees when the broker or nominee has not received instructions from the beneficial owner or other persons entitled to vote and has no discretion to vote on a particular matter) will be counted as present for purposes of determining whether a quorum of shares is present at the Joint Meeting, and will have the same effect as a vote "AGAINST" the Proposals. So far as the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II are aware, no matters other than those described in this Proxy Statement will be acted upon at the Joint Meeting. Should any other matters properly come before the Joint Meeting calling for a vote of shareholders, the persons named as proxies intend to vote upon such matters according to their best judgment.

Shareholders may vote by completing and returning the enclosed voting instruction card or proxy card. Shareholders may also vote by touchtone telephone or by internet, by following the instructions on the proxy card. To vote by internet or by telephone, a shareholder will need the "control number" that appears on the proxy card. After inputting this number, the shareholder will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review the voting instructions and make any necessary changes before submitting the voting instructions and terminating the telephone call or internet link.

In all cases where a telephonic proxy or voting instructions are solicited by Computershare, the Computershare representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person's title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Computershare, then the Computershare representative will explain the proxy voting process, read the Proposals listed on the proxy card and ask for the shareholder's instructions on the Proposals. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Computershare representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Computershare representative immediately if his or her instructions are not correctly reflected in the confirmation.

Although a shareholder's vote may be solicited and taken by telephone, each shareholder will also receive a copy of this Proxy Statement and may vote by mail using the enclosed proxy card or voting instruction card, or by touchtone telephone or the internet as set forth on the voting instruction and proxy cards. The last proxy vote received in time to be voted, whether by voting instruction card or proxy card, touchtone telephone or internet, will be the vote that is counted and will revoke all previous votes by the shareholder.

Only those shareholders owning shares as of the close of business on October 24, 2008 (the "Record Date") may vote at the Joint Meeting or any adjournment(s) or postponement(s) of the Joint Meeting. As of the Record Date, there were 1,681,968.462 issued and outstanding shares of the New York Fund (consisting of 1,255,045.439 Class A Shares, 168,150.297 Class B shares and 258,772.726 Class C shares) and 3,463,593.648 issued and outstanding shares of the Minnesota Fund (consisting of 895,675.771 Class A shares, 88,578.333 Class B shares, 144,656.396 Class C shares, 261,570.747 Class L shares and 2,073,112.401 Class Y shares). Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote.

The presence, either in person or by proxy, of shareholders owning a majority of shares of each of the Acquired Funds entitled to vote at the Joint Meeting shall constitute a quorum. If a quorum is present but sufficient votes to approve any proposal are not received, the persons named as proxies may propose one or more adjournments of the Joint Meeting to permit further solicitation of votes. In determining whether to adjourn the Joint Meeting, the following factors may be considered: the nature of the proposals that are the subject of the Joint Meeting, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation, and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares represented at the Joint Meeting in person or by proxy. A shareholder vote may be taken for any of the Proposals in this Proxy Statement prior to any adjournment provided that there is a quorum. If a Proposal receives a sufficient number of votes for approval prior to any adjournment, that Proposal shall be deemed adopted and shall not require any further shareholder approval at any adjournment or otherwise.

PROPOSALS

APPROVAL OF THE REORGANIZATION PLANS

GENERAL OVERVIEW

At a meeting held on August 5-6, 2008, the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II approved the following Reorganization Plans:

•  the proposed reorganization of the New York Fund into the Acquiring Fund (the "New York Fund Reorganization"); and

•  the proposed reorganization of the Minnesota Fund into the Acquiring Fund (the "Minnesota Fund Reorganization").

The New York Fund is a series of Hartford Mutual Funds, while the Minnesota Fund is a series of Hartford Mutual Funds II. The Acquiring Fund is a series of Hartford Mutual Funds II. This Proxy Statement provides you with information about the Reorganization Plans.

Shareholder approval or the completion of the Reorganization of either Acquired Fund into the Acquiring Fund is not contingent upon, and will not affect, shareholder approval or the completion of the Reorganization of the other Acquired Fund into the Acquiring Fund.

If shareholders of each of the Acquired Funds approve the proposed Reorganizations, each Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. Following the transfer of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, each Acquired Fund will distribute to you your portion of shares of the Acquiring Fund it receives in the Reorganization. Shareholders of the New York Fund will receive either Class A, B, C or Y shares of the Acquiring Fund having an aggregate value equal to the aggregate value of Class A, B, C or Y shares of the New York Fund held by such shareholder immediately prior to the New York Fund Reorganization. Shareholders of the Minnesota Fund will receive either Class A, B, C, Y or L shares of the Acquiring Fund having an aggregate value equal to the aggregate value of Class A, B, C, Y or L shares of the Minnesota Fund held by such shareholder immediately prior to the Minnesota Fund Reorganization. Following their respective Reorganizations, each of the Acquired Funds will liquidate.

Because you, as a shareholder of one or more of the Acquired Funds, are being asked to approve a transaction that will result in your holding shares of the Acquiring Fund, this document also serves as a prospectus for the Acquiring Fund.

SUMMARY

You should read this entire Proxy Statement carefully. For additional information, you should consult the Prospectuses and Statements of Additional Information of Hartford Mutual Funds and Hartford Mutual Funds II dated March 1, 2008 (File Nos. 333-02381/811-07589 and 002-11387/811-00558, respectively), as supplemented, and the Reorganization Plan applicable to you. A form of each Reorganization Plan is attached hereto as APPENDIX A.

The Proposed Reorganizations

At a meeting held on August 5-6, 2008, the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II approved the Reorganization Plans with respect to each of the Acquired Funds and the Acquiring Fund. Subject to the approval of shareholders of the applicable Acquired Fund, each Reorganization Plan provides for:

•  the transfer of all of the assets of the applicable Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

•  the assumption by the Acquiring Fund of all of the liabilities of the applicable Acquired Fund;

•  the distribution of shares of the Acquiring Fund to the shareholders of the applicable Acquired Fund; and

•  the complete liquidation of the applicable Acquired Fund as a series of either Hartford Mutual Funds or Hartford Mutual Funds II.

The Reorganizations are expected to be effective immediately after the close of business on February 20, 2009, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganizations, each shareholder of the Acquired Funds will become a shareholder of the Acquiring Fund. Each shareholder will hold, immediately after the Closing, shares of the same class of the Acquiring Fund having an aggregate value equal to the aggregate value of the same class of shares of the applicable Acquired Fund held by that shareholder as of the close of business on the date of the Closing.

Reasons for the Reorganizations

Each Reorganization is being proposed as a solution to address the small asset levels and lack of growth of each Acquired Fund. Each Reorganization is anticipated to provide greater opportunities to realize economies of scale. In addition, the Reorganizations are being proposed to offer shareholders of the Acquired Funds investment in a fund that provides greater flexibility and diversification in terms of security selection.

HIFSCO, the investment adviser for both the Acquired Funds and the Acquiring Fund, will bear all costs associated with the Reorganizations, except for brokerage fees and brokerage expenses.

Approval of each Reorganization Plan requires the affirmative vote of a "majority of the outstanding voting securities" of the applicable Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Joint Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the applicable Acquired Fund's outstanding shares. In the event that the shareholders of an Acquired Fund do not approve the applicable Reorganization Plan, the Acquired Fund will continue to operate as a separate entity, and the Board of Directors that oversees that particular Acquired Fund will determine what further action, if any, to take.

After careful consideration, the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II unanimously approved each of the Reorganization Plans. The Boards recommend that you vote "FOR" the proposed Reorganization Plan applicable to you.

Benefits of the Reorganizations for the Acquired Funds' Shareholders

In considering whether to approve the Reorganization Plan applicable to you, you should note that:

•  Each Acquired Fund has an investment objective, investment policies, investment restrictions and a share class structure that is similar in many respects to the investment objective, investment policies, investment restrictions and share class structure of the Acquiring Fund.

•  The Reorganization Plan applicable to the Minnesota Fund, if approved, will have the effect of marginally lowering the shareholder expenses applicable to Class Y and L shares of the Minnesota Fund. With respect to shareholders of Class A, B or C shares of each Acquired Fund, each Reorganization Plan will have the effect of maintaining shareholder expenses, because the shareholders of Class A, B or C shares of each Acquired Fund will be subject to the identical fee schedule applicable to shareholders of Class A, B or C shares of the Acquiring Fund.

•  The Acquired Funds and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Hartford Investment Management Company ("HIMCO"), the Acquired Funds' and the Acquiring Fund's sub-adviser, after consummation of the Reorganizations.

•  The Acquiring Fund is more diversified than the Acquired Funds, each of which primarily invest in the securities of a single state.

•  The share purchase and redemption provisions for each Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see "More Information Regarding the Acquiring Fund."

•  The Acquired Funds and the Acquiring Fund anticipate that each Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). As such, shareholders of the Acquired Funds and the Acquiring Fund are not expected to recognize gain or loss as a result of the Reorganizations. See "Information About the Reorganizations — Tax Considerations."

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the New York Fund and the Acquiring Fund

The investment objectives, principal investment strategies, and risks of the New York Fund and the Acquiring Fund are similar in many respects. Each is managed by the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the New York Fund and the Acquiring Fund. There can be no assurance that either the New York Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the New York Fund Reorganization, some of the key differences of the principal investment strategies and principal investment risks between the New York Fund and the Acquiring Fund are:

•  The Acquiring Fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax, while the New York Fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City. The loss of such state and city income tax benefit may adversely affect current shareholders of the New York Fund after its reorganization into the Acquiring Fund.

•  Both the New York Fund and the Acquiring Fund use a "top-down" approach to sector and security selection.

•  In contrast to the Acquiring Fund, investments in the New York Fund carry diversification risk, the risk that since the New York Fund may invest in securities or loans of relatively few issuers or borrowers, any factors affecting a given security or loan could affect performance of the New York Fund to a greater degree.

	New York Fund	Acquiring Fund
Objective	Seeks to provide current income exempt from federal, New York State and New York City income tax.	Seeks to provide current income exempt from federal income tax.

Principal Investment Strategies	The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.	The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

	The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by HIMCO to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield - high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.	The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by HIMCO to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield - high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from 5 to 30 years.

	The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be	The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors

	New York Fund	Acquiring Fund
	harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.	may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

Principal Investment Risks	The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.	The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

	Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.	Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.
The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.
Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New york City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a	The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.
The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.
State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

	New York Fund	Acquiring Fund
result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.
Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Fundamental Investment Restrictions	Identical to the Acquiring Fund, except:
Under normal circumstances, New York Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and New York State and New York City individual income tax.	Identical to the New York Fund, except:
Under normal circumstances, Acquiring Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

	New York Fund is a non-diversified fund and is not required to comply with the diversification rules of the Investment Company Act of 1940.	Acquiring Fund has elected to be classified as a diversified fund. In accordance with the diversification rules of the Investment Company Act of 1940, at least 75% of the value of Acquiring Fund's total assets must consist of cash, cash items, securities of other investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of Acquiring Fund's assets nor more than 10% of the outstanding voting securities of such issuer.

Investment Adviser and Advisory Fees	HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund's average daily net assets): 0.55% of the first $500 million; 0.50% of the next $4.5 billion; 0.48% of the next $5 billion; and 0.47% of assets over $10 billion.	HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund's average daily net assets): 0.55% of the first $500 million; 0.50% of the next $4.5 billion; 0.48% of the next $5 billion; and 0.47% of assets over $10 billion.

Sub-Adviser and Sub-Advisory Fees	HIMCO HIMCO receives monthly compensation from HIFSCO at cost.	HIMCO HIMCO receives monthly compensation from HIFSCO at cost.

Fund Managers	Charles Grande & Christopher Bade	Charles Grande & Christopher Bade

Comparison of Investment Objectives, Principal Investment Strategies, Risks, and Management of the Minnesota Fund and the Acquiring Fund

The investment objectives, principal investment strategies, and risks of the Minnesota Fund and the Acquiring Fund are similar in many respects. Each is managed by the same investment adviser and sub-adviser. The charts and summaries below describe the important similarities and differences between the Minnesota Fund and the Acquiring Fund. There can be no assurance that either the Minnesota Fund or the Acquiring Fund will achieve its stated objective. For purposes of considering the Minnesota Fund Reorganization, some of the key differences of the principal investment strategies and principal investment risks between the Minnesota Fund and the Acquiring Fund are:

•  The Acquiring Fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax, while the Minnesota Fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the state income tax of Minnesota. The loss of such state income tax benefit may adversely affect current shareholders of the Minnesota Fund after its reorganization into the Acquiring Fund.

•  Both the Minnesota Fund and the Acquiring Fund use a "top-down" approach to sector and security selection.

	Minnesota Fund	Acquiring Fund
Objective	Seeks to provide current income exempt from both federal and Minnesota income tax.	Seeks to provide current income exempt from federal income tax.

Principal Investment Strategies	The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.	The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

	The fund primarily invests in tax-exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by HIMCO to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield - high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.	The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by HIMCO to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield - high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from 5 to 30 years.

	Minnesota Fund	Acquiring Fund
	The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.	The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

Principal Investment Risks	The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.	The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

	Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.	Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

	The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.	The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

	The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.	The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" — or repay — its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

	Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.	State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

	Minnesota Fund	Acquiring Fund
Fundamental Investment Restrictions	Identical to the Acquiring Fund, except:
Under normal circumstances, Minnesota Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax and Minnesota individual income tax.	Identical to the Minnesota Fund, except:
Under normal circumstances, Acquiring Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose interest is exempt from federal income tax.

Investment Adviser and Advisory Fees	HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund's average daily net assets): 0.55% of the first $500 million; 0.50% of the next $4.5 billion; 0.48% of the next $5 billion; and 0.47% of assets over $10 billion.	HIFSCO
HIFSCO receives compensation, calculated daily and paid monthly, from the fund at the following annual rates (as a specified percentage of the fund's average daily net assets): 0.55% of the first $500 million; 0.50% of the next $4.5 billion; 0.48% of the next $5 billion; and 0.47% of assets over $10 billion.

Sub-Adviser and Sub-Advisory Fees	HIMCO HIMCO receives monthly compensation from HIFSCO at cost.	HIMCO HIMCO receives monthly compensation from HIFSCO at cost.

Fund Managers	Charles Grande & Christopher Bade	Charles Grande & Christopher Bade

COMPARISON OF FEES AND EXPENSES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND

The following describes and compares the fees and expenses that you may pay if you buy and hold shares of each of the Acquired Funds and the Acquiring Fund. It is expected that combining each of the Acquired Funds into the Acquiring Fund in the manner proposed in the Reorganization Plans may permit shareholders of the Acquiring Fund to realize economies of scale. For further information on the fees and expenses of the Acquiring Fund, please see "More Information Regarding the Acquiring Fund" in this Proxy Statement.

Operating Expenses: New York Fund Reorganization

The current expenses of each Fund, estimated PRO FORMA expenses after giving effect to the proposed New York Fund Reorganization and after giving effect to the New York Fund Reorganization and the proposed Minnesota Reorganization are shown in the table below. PRO FORMA fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed New York Fund Reorganization and proposed Minnesota Fund Reorganization as of April 30, 2008. PRO FORMA numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund's average daily net assets)

Class A

	New York Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	4.50%	4.50%	4.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(3)	None(3)	None(3)	None(3)
Exchange fees	None	None	None	None

	New York Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(4)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)(5)	0.25%	0.25%	0.25%	0.25%
Other expenses(6)	0.17%	0.14%	0.14%	0.14%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.99%	0.96%	0.96%	0.96%
Less: Contractual Expense Reimbursement(7)	0.12%	0.09%	0.09%	0.09%
Net annual operating expenses(7)	0.87%	0.87%	0.87%	0.87%

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

(3)  A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(4)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(5)  The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(6)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(7)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.00%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 0.85%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class B

	New York Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%
Exchange fees	None	None	None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)	1.00%	1.00%	1.00%	1.00%
Other expenses(4)	0.19%	0.20%	0.18%	0.18%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	1.76%	1.77%	1.75%	1.75%
Less: Contractual Expense Reimbursement(5)	0.14%	0.15%	0.13%	0.13%
Net annual operating expenses(5)	1.62%	1.62%	1.62%	1.62%

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares 1.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares 1.60%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class C

	New York Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%
Exchange fees	None	None	None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)	1.00%	1.00%	1.00%	1.00%
Other expenses(4)	0.18%	0.15%	0.14%	0.14%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	1.75%	1.72%	1.71%	1.71%
Less: Contractual Expense Reimbursement(5)	0.13%	0.10%	0.09%	0.09%
Net annual operating expenses(5)	1.62%	1.62%	1.62%	1.62%

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses Class C shares at 1.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 1.60%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class Y

	New York Fund		National Fund		National Fund Pro-Forma(1)		National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None		None		None		None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None		None		None		None
Exchange fees	None		None		None		None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%		0.55%		0.55%		0.55%
Distribution and service (12b-1 fees)	None		None		None		None
Other expenses	0.17	%(4)	0.11	%(5)	0.10	%(5)	0.11	%(5)
Acquired Fund fees and expenses	0.02%		0.02%		0.02%		0.02%
Total annual operating expenses	0.74%		0.68%		0.67%		0.68%
Less: Contractual expense reimbursement	None(6)		0.06	%(7)	0.05%		0.06%
Net annual operating expenses	0.74	%(6)	0.62	%(7)	0.62%		0.62%

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  Estimated. Class Y shares of the fund are not currently available. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses.

(5)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(6)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

(7)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.60%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. HIFSCO's contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

Example

This example is intended to help you compare the cost of investing in the Funds, in the Acquiring Fund (after the New York Reorganization) on a PRO FORMA basis and in the Acquiring Fund (after the New York Reorganization and the Minnesota Reorganization) on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the New York Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A

	1 Year	3 Years	5 Years	10 Years
New York Fund	$546	$751	$972	$1,608
National Fund	$544	$742	$957	$1,575
National Fund Pro Forma(1)	$544	$742	$957	$1,575
Combined National Fund Pro Forma(2)	$544	$742	$957	$1,575

Class B

	1 Year	3 Years	5 Years	10 Years
New York Fund	$679	$854	$1,154	$1,870
National Fund	$680	$857	$1,159	$1,870
National Fund Pro Forma(1)	$678	$851	$1,149	$1,854
Combined National Fund Pro Forma(2)	$678	$851	$1,149	$1,854

Class C

	1 Year	3 Years	5 Years	10 Years
New York Fund	$278	$551	$949	$2,062
National Fund	$275	$542	$933	$2,030
National Fund Pro Forma(1)	$274	$539	$928	$2,019
Combined National Fund Pro Forma(2)	$274	$539	$928	$2,019

Class Y

	1 Year	3 Years	5 Years	10 Years
New York Fund	$76	$237	$411	$918
National Fund	$69	$218	$379	$847
National Fund Pro Forma(1)	$68	$214	$373	$835
Combined National Fund Pro Forma(2)	$69	$218	$379	$847

You would pay the following expenses if you did not redeem your shares:

Class A

	1 Year	3 Years	5 Years	10 Years
New York Fund	$546	$751	$972	$1,608
National Fund	$544	$742	$957	$1,575
National Fund Pro Forma(1)	$544	$742	$957	$1,575
Combined National Fund Pro Forma(2)	$544	$742	$957	$1,575

Class B

	1 Year	3 Years	5 Years	10 Years
New York Fund	$179	$554	$954	$1,870
National Fund	$180	$557	$959	$1,870
National Fund Pro Forma(1)	$178	$551	$949	$1,854
Combined National Fund Pro Forma(2)	$178	$551	$949	$1,854

Class C

	1 Year	3 Years	5 Years	10 Years
New York Fund	$178	$551	$949	$2,062
National Fund	$175	$542	$933	$2,030
National Fund Pro Forma(1)	$174	$539	$928	$2,019
Combined National Fund Pro Forma(2)	$174	$539	$928	$2,019

Class Y

	1 Year	3 Years	5 Years	10 Years
New York Fund	$76	$237	$411	$918
National Fund	$69	$218	$379	$847
National Fund Pro Forma(1)	$68	$214	$373	$835
Combined National Fund Pro Forma(2)	$69	$218	$379	$847

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

Operating Expenses: Minnesota Fund Reorganization

The current expenses of each Fund, estimated PRO FORMA expenses after giving effect to the proposed Minnesota Fund Reorganization and after giving effect to the Minnesota Fund Reorganization and the proposed New York Fund Reorganization are shown in the table below.

PRO FORMA fees and expenses show estimated fees and expenses of the Acquiring Fund after giving effect to the proposed Minnesota Fund Reorganization and proposed New York Fund Reorganizations as of April 30, 2008. PRO FORMA numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses (as a percentage of each Fund's average daily net assets)

Class A

	Minnesota Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	4.50%	4.50%	4.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(3)	None(3)	None(3)	None(3)
Exchange fees	None	None	None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(4)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)(5)	0.25%	0.25%	0.25%	0.25%
Other expenses(6)	0.20%	0.14%	0.14%	0.14%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	1.02%	0.96%	0.96%	0.96%
Less: Contractual expense reimbursement(7)	0.15%	0.09%	0.09%	0.09%
Net annual operating expenses(7)	0.87%	0.87%	0.87%	0.87%

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

(3)  A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(4)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(5)  The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(6)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(7)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.00%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 0.85%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class B

	Minnesota Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%
Exchange fees	None	None	None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)	1.00%	1.00%	1.00%	1.00%
Other expenses(4)	0.23%	0.20%	0.20%	0.18%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	1.80%	1.77%	1.77%	1.75%
Less: Contractual expense reimbursement(5)	0.18%	0.15%	0.15%	0.13%
Net annual operating expenses(5)	1.62%	1.62%	1.62%	1.62%

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares at 1.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class B shares 1.60%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class C

	Minnesota Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%
Exchange fees	None	None	None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1 fees)	1.00%	1.00%	1.00%	1.00%
Other expenses(4)	0.20%	0.15%	0.14%	0.14%
Acquired Fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	1.77%	1.72%	1.71%	1.71%
Less: Contractual expense reimbursement(5)	0.15%	0.10%	0.09%	0.09%
Net annual operating expenses(5)	1.62%	1.62%	1.62%	1.62%

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 1.75%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class C shares at 1.60%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

Class Y

	Minnesota Fund	National Fund	National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None

	Minnesota Fund		National Fund		National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(3)	0.55%		0.55%		0.55%	0.55%
Distribution and service (12b-1 fees	None		None		None	None
Other expenses(4)	0.14%		0.11%		0.10%	0.11%
Acquired Fund fees and expenses	0.02%		0.02%		0.02%	0.02%
Total annual operating expenses	0.71%		0.68%		0.67%	0.68%
Less: Contractual expense reimbursement	None(5)		0.06	%(6)	0.05%	0.06%
Net annual operating expenses	0.71	%(5)	0.62	%(6)	0.62%	0.62%

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

(3)  Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.

(4)  "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

(6)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class Y shares at 0.75%.

Class L

	Minnesota Fund		National Fund		National Fund Pro-Forma(1)	National Fund Pro-Forma(2)
SHAREHOLDER FEES (fee paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		4.50%		4.50%	4.50%
Maximum deferred sales charges (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(3)		None(3)		None(3)	None(3)
Exchange fees	None		None		None	None
ANNUAL OPERATING EXPENSES (expenses that are deducted from the fund's assets)
Management fees(4)	0.55%		0.55%		0.55%	0.55%
Distribution and service (12b-1 fees)	0.25%		0.25%		0.25%	0.25%
Other expenses(5)	0.13%		0.10%		0.10%	0.09%
Acquired Fund fees and expenses	0.02%		0.02%		0.02%	0.02%
Total annual operating expenses	0.95%		0.92%		0.92%	0.91%
Less: Contractual expense reimbursement	0.03	%(6)	0.10	%(7)	0.10%	0.09%
Net annual operating expenses	0.92	%(6)	0.82	%(7)	0.82%	0.82%

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

(3)  A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class L shares that were purchased without a front-end sales charge.

(4)  Effective November 1, 2007, HIFSCO has permanently reduced the management fee at each breakpoint for this fund.

(5)  "Other Expenses" include custodial fees, accounting, legal and other expenses.

(6)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 1.00%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 0.90%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. HIFSCO's contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

(7)  HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 1.00%. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 0.80%. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. HIFSCO's contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

Example

This example is intended to help you compare the cost of investing in the Funds, in the Acquiring Fund (after the Minnesota Fund Reorganization) on a PRO FORMA basis and in the Acquiring Fund (after the Minnesota Fund Reorganization and the New York Reorganization) on a PRO FORMA basis. Your actual costs may be higher or lower. The example assumes that you invest $10,000 in each Fund and in the Acquiring Fund after the Minnesota Reorganization for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

Class A

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$549	$760	$988	$1,642
National Fund	$544	$742	$957	$1,575
National Fund Pro Forma(1)	$544	$742	$957	$1,575
Combined National Fund Pro Forma(2)	$544	$742	$957	$1,575

Class B

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$683	$866	$1,175	$1,911
National Fund	$680	$857	$1,159	$1,870
National Fund Pro Forma(1)	$680	$857	$1,159	$1,870
Combined National Fund Pro Forma(2)	$678	$851	$1,149	$1,854

Class C

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$280	$557	$959	$2,084
National Fund	$275	$542	$933	$2,030
National Fund Pro Forma(1)	$274	$539	$928	$2,019
Combined National Fund Pro Forma(2)	$274	$539	$928	$2,019

Class Y

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$73	$227	$395	$883
National Fund	$69	$218	$379	$847
National Fund Pro Forma(1)	$68	$214	$373	$835
Combined National Fund Pro Forma(2)	$69	$218	$379	$847

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

You would pay the following expenses if you did not redeem your shares:

Class A

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$549	$760	$988	$1,642
National Fund	$544	$742	$957	$1,575
National Fund Pro Forma(1)	$544	$742	$957	$1,575
Combined National Fund Pro Forma(2)	$544	$742	$957	$1,575

Class B

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$183	$566	$975	$1,911
National Fund	$180	$557	$959	$1,870
National Fund Pro Forma(1)	$180	$557	$959	$1,870
Combined National Fund Pro Forma(2)	$178	$551	$949	$1,854

Class C

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$180	$557	$959	$2,084
National Fund	$175	$542	$933	$2,030
National Fund Pro Forma(1)	$174	$539	$928	$2,019
Combined National Fund Pro Forma(2)	$174	$539	$928	$2,019

Class Y

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$73	$227	$395	$883
National Fund	$69	$218	$379	$847
National Fund Pro Forma(1)	$68	$214	$373	$835
Combined National Fund Pro Forma(2)	$69	$218	$379	$847

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class L

	1 Year	3 Years	5 Years	10 Years
Minnesota Fund	$543	$739	$952	$1,564
National Fund	$540	$730	$936	$1,530
National Fund Pro Forma(1)	$540	$730	$936	$1,530
Combined National Fund Pro Forma(2)	$539	$727	$931	$1,519

(1)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(2)  Reflects the combined pro forma amounts if each of the Minnesota Fund Reorganization and the New York Fund Reorganization are approved.

MANAGEMENT AND PERFORMANCE OF THE ACQUIRING FUND

The Investment Adviser and Sub-Adviser

HIFSCO has overall responsibility for the management of the Acquiring Fund. For such services, the Acquiring Fund pays a monthly management fee to HIFSCO based on a stated percentage of the Acquiring Fund's average daily net asset value as follows:

Average Daily Net Assets	Annual Rate*
First $500 million	0.55%
Next $4.5 billion	0.50%
Next $5 billion	0.48%
Amount Over $10 billion	0.47%

*  Effective November 1, 2008, for such services, the Acquiring Fund will pay a monthly management fee to HIFSCO based on a stated percentage of the Acquiring Fund's average daily net asset value as follows: 0.50% of the first $500 million, 0.45% of the next $4.5 billion, 0.43% of the next $5 billion and 0.42% of the average daily net assets over $10 billion.

For more information about HIFSCO, see "More Information Regarding the Acquiring Fund — Investment Advisory Arrangements" below.

HIFSCO has entered into a sub-advisory agreement with HIMCO to provide investment advisory services to the Acquiring Fund (the "Agreement"). As of December 31, 2007, HIMCO had approximately $148.7 billion in assets under management.

Pursuant to the Agreement, HIMCO provides investment management services with respect to the assets of the Acquiring Fund, subject to the terms and conditions of the investment objective, policies and restrictions of the Acquiring Fund. For such services, HIMCO receives monthly compensation from HIFSCO at cost.

The following individuals have responsibility for the day-to-day management of the Acquiring Fund:

Charles Grande, Executive Vice President of HIMCO, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined HIMCO in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining HIMCO, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

Christopher Bade, Vice President of HIMCO, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined HIMCO in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining HIMCO, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

The Acquiring Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Acquiring Fund.

Principal Investment Strategies

The Acquiring Fund's sub-adviser, HIMCO, invests at least 80% of net assets in investments the income from which is exempt from federal income tax, including the Alternative Minimum Tax. Currently, the Acquiring Fund is subject to a policy, due to its name "Tax-Free National," regarding the amount it can invest in certain types of securities ("Name Policy"). Due to the Acquiring Fund's name, the Name Policy requires that the Acquiring Fund invest 80% of its assets in investments the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The Acquiring Fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one, which means that it may not be changed without a vote of a majority of the Acquiring Fund's outstanding shares as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Acquiring Fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the Acquiring Fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by HIMCO to be of comparable quality to securities rated within these four highest categories. The Acquiring Fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by HIMCO to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield — high risk" or "junk bonds". The Acquiring Fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the Acquiring Fund's holdings may range from 5 to 30 years.

The overall investment approach of HIMCO emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. HIMCO uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. HIMCO then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the Acquiring Fund's yield.

Performance of the Acquired Funds and Acquiring Fund

The bar chart and table below indicate the risks of investing in each of the Acquired Funds and the Acquiring Fund. The bar charts show how the Funds' total returns have varied from year to year, while the tables show how the Funds' performance over time compares to that of a broad-based market index.

The annual return variability of each Fund's Class B, C and Y shares (and L shares in the case of the Minnesota Fund and National Fund) for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the Fund's shares are invested in the same portfolio of securities. The actual returns of the Class B, C and Y shares (and L shares in the case of the Minnesota Fund and National Fund) for the periods presented in the bar chart would have been different than the annual return shown for the Fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the Minnesota Fund's and the Acquiring Fund's performance when they were managed by a previous investment adviser. Performance for periods when fee waivers were in place would have been lower in the absence of the waivers.

New York Fund —

CLASS A TOTAL RETURNS BY CALENDAR YEAR
(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.65% (3rd quarter, 2004) and the lowest quarterly return was –3.24% (2nd quarter, 2004).

Average Annual Total Returns
for periods ending 12/31/2007 (includes sales charges)

	1 Year	5 Years	Life of Fund (Since 10/31/02)
Class A Return Before Taxes	–4.99%	2.93%	3.21%
Class A Return After Taxes on Distributions	–5.00%	2.84%	3.12%
Class A Return After Taxes on Distributions and Sale of Fund Shares	–1.96%	3.01%	3.25%
Class B Return Before Taxes	–6.04%	2.77%	3.20%
Class C Return Before Taxes	–2.20%	3.12%	3.37%
Class Y Return Before Taxes	–4.99%	2.93%	3.21%
Lehman Brothers New York Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.62%	4.24%	4.42%
Index: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.

Minnesota Fund —

CLASS A TOTAL RETURNS BY CALENDAR YEAR(1)
(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 4.66% (4th quarter, 2000) and the lowest quarterly return was –2.46% (2nd quarter, 2004).

(1)  Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

Average Annual Total Returns
for periods ending 12/31/2007 (includes sales charges)

	1 Year	5 Years	10 Years
Class A Return Before Taxes(1)	–4.99%	2.18%	3.55%
Class A Return After Taxes on Distributions(1)	–5.00%	2.08%	3.33%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	–1.89%	2.42%	3.50%
Class B Return Before Taxes(1)	–6.13%	2.03%	3.21%
Class C Return Before Taxes(1)	–2.28%	2.38%	3.20%
Class Y Return Before Taxes(2)	–0.38%	3.24%	4.09%
Class L Return Before Taxes	–5.13%	2.18%	3.51%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.36%	4.30%	5.18%
Index: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1)  Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2)  Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

National Fund —

CLASS A TOTAL RETURNS BY CALENDAR YEAR
(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.09% (3rd quarter, 2002) and the lowest quarterly return was –2.57% (2nd quarter, 2004).

(1)  Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which had different operating expenses.

Average Annual Total Returns
for periods ending 12/31/2007 (includes sales charges)

	1 Year	5 Years	10 Years
Class A Return Before Taxes(1)	–6.39%	2.58%	3.85%
Class A Return After Taxes on Distributions(1)	–6.40%	2.49%	3.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	–2.76%	2.77%	3.72%
Class B Return Before Taxes(1)	–7.42%	2.41%	3.43%
Class C Return Before Taxes(1)	–3.66%	2.79%	3.46%
Class Y Return Before Taxes(2)	–1.78%	3.72%	4.39%
Class L Return Before Taxes	–6.39%	2.56%	3.74%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.36%	4.30%	5.18%
Index: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1)  Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

(2)  Class Y shares commenced operations on February 19, 2002. Class Y share performance prior to February 19, 2002 reflects Class E share performance and operating expenses, adjusted to reflect the fact that Class Y has no sales charges.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Plans

The Reorganization Plans provide for the transfer of all of the assets and liabilities of each of the Acquired Funds to the Acquiring Fund solely in exchange for corresponding Class A, Class B, Class C or Class Y shares (or Class L shares in the case of the Minnesota Fund Reorganization) of the Acquiring Fund. The Acquired Funds will distribute the shares of the Acquiring Funds received in the exchange to their shareholders, and then the Acquired Funds will be liquidated. Neither of the Reorganization Plans proposed in this Proxy Statement are contingent upon the approval of the other Reorganization Plan described herein.

After the Reorganizations, each shareholder of the Acquired Funds will own shares in the Acquiring Fund having an aggregate value equal to the aggregate value of shares of the Acquired Funds held by that shareholder as of the close of business on the business day preceding the Closing.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the shareholders of the Acquired Funds and transferring to those shareholders' accounts the same class shares representing such shareholders' interests previously credited to the accounts of the Acquired Funds. No sales charges or fees of any kind will be charged to the shareholders of the Acquired Funds in connection with their receipt of shares of the Acquiring Fund in the Reorganizations.

Until the Closing, shareholders of the Acquired Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests for the redemption of Acquiring Fund shares received by the shareholder in the Reorganizations.

The obligations of the Funds under the Reorganization Plans are subject to various conditions, including approval of the shareholders of the Acquired Funds. The Reorganization Plans also require that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plans. The Reorganization Plans may be amended or terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganizations, see the Form of Agreement and Plan of Reorganization at APPENDIX A, which qualifies in its entirety the foregoing summary of the Reorganization Plans.

Tax Considerations

The Reorganizations are each expected to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Code. It is intended that, as a result of the Reorganizations: (i) Acquired Fund shareholders will not recognize a taxable gain or loss on the exchange of their Acquired Fund shares for shares of the corresponding Acquiring Fund; (ii) Acquired Fund shareholders will have the same aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganizations as in their Acquired Fund shares; and (iii) assuming that Acquired Fund shares are held as a capital asset on the date of the Closing, the holding period for Acquiring Fund shares will include the period for which such shareholder held its Acquired Fund shares. As a condition to the Closing, the Funds will request an opinion from the law firm of Dechert LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds."

In addition, the Acquiring Fund's ability to use the capital loss carryovers (if any) of the Acquired Funds to offset gains of the Acquiring Fund in a given year after the Reorganizations may be limited by loss limitation rules under federal tax law. If capital loss carryovers of the Acquired Funds are limited by those rules, it is possible that the limitations could result in a portion of the Acquired Funds' capital loss carryovers eventually expiring unutilized. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, each Acquired Fund and the Acquiring Fund at the time of the Reorganizations and thus cannot be calculated precisely at this time.

Expenses of the Reorganizations

HIFSCO will bear all of the expenses relating to the Reorganizations, except brokerage fees and any brokerage expenses. The costs of the Reorganizations include, but are not limited to, costs associated with preparation of the Acquiring Fund's registration statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Funds' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Joint Meeting.

Board Considerations

The proposed Reorganizations were presented to the Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II (each, a "Company" and collectively, the "Companies") for consideration and approval at a meeting held on August 5-6, 2008. For the reasons discussed below, the Directors, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) (the "Independent Directors"), of the Companies determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations were in the best interests of each of the Funds and its shareholders.

The Boards, in recommending approval of the Reorganization Plans, considered a number of factors, including the following:

•  The Reorganizations would address low asset levels in the Acquired Funds and provide greater opportunities to realize economies of scale.

•  Each Acquired Fund has an investment objective, investment policies, investment restrictions and a share class structure that is similar in many respects to the investment objective, investment policies, investment restrictions and share class structure of the Acquiring Fund.

•  The potential adverse affect that may be experienced by current shareholders of each Acquired Fund due to the loss of the state and city income tax benefits resulting from the Acquired Funds' reorganizations into the Acquiring Fund.

•  The Reorganization Plan applicable to the Minnesota Fund, if approved, will have the effect of marginally lowering the shareholder expenses applicable to Class Y and L shares of the Minnesota Fund. With respect to shareholders of Class A, B or C shares of each Acquired Fund, each Reorganization Plan will have the effect of maintaining shareholder expenses, because the shareholders of Class A, B or C shares of each Acquired Fund will be subject to the identical fee schedule applicable to shareholders of Class A, B or C shares of the Acquiring Fund.

•  The Acquired Funds and the Acquiring Fund have the same investment adviser, HIFSCO, which will continue to oversee the investment program of the Acquiring Fund and the performance of Hartford Investment Management Company ("HIMCO"), the Acquired Funds' and the Acquiring Fund's sub-adviser, after consummation of the Reorganizations.

•  The Acquiring Fund is not limited to single state offerings, therefore allowing the Acquiring Fund greater flexibility and diversification than the Acquired Funds in terms of security selection.

•  The share purchase and redemption provisions for each Acquired Fund and the Acquiring Fund are the same. For additional information on purchase and redemption provisions, see "More Information Regarding the Acquiring Fund."

•  The Acquired Funds and the Acquiring Fund anticipate that each Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. As such, shareholders of the Acquired Funds and the Acquiring Fund will not recognize gain or loss as a result of the Reorganizations. See "Information About the Reorganizations — Tax Considerations."

The Board recommends that shareholders of the Acquired Funds approve the Reorganization Plan.

Board Considerations Regarding the Approval of the Acquiring Fund's Investment Management and Sub-Advisory Agreements

A discussion regarding the basis for the Board of Directors' approval of the investment management and sub-advisory agreements of the Acquiring Fund is available in the Hartford Mutual Funds and Hartford Mutual Funds II Annual Report filed for the year ended October 31, 2007.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

The New York Fund is a series of Hartford Mutual Funds, while the Minnesota Fund and the Acquiring Fund are each a series of Hartford Mutual Funds II. Each Company is a Maryland corporation registered as an open-end management investment company. Each Company is governed by its respective Board, which currently consist of ten (10) trustees, seven (7) of whom are not "interested persons" (as defined in the 1940 Act).

Dividends and Other Distributions

Each Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the Funds are declared daily and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Unless shareholders specify otherwise, all dividends and distributions received from a Fund are automatically reinvested in additional full or fractional shares of that Fund.

Each Fund seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.

Disclosure of Fund Holdings

The Funds will disclose their complete calendar month-end portfolio holdings on the Funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The Funds also will disclose on the Funds' website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each Fund's assets (in the case of Funds that invest only in fixed income instruments); or (ii) each Fund's largest ten holdings (in the case of other Funds). A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each Fund and on a PRO FORMA basis, each as of April 30, 2008, after giving effect to each Reorganization individually and both Reorganizations.

	Net Assets (thousands)	Net Asset Value Per Share	Shares Outstanding (thousands)
Hartford Tax-Free National Fund — Acquiring Fund — Class A	$136,790	$10.31	13,264
Hartford Tax-Free National Fund — Acquiring Fund — Class B	$6,381	$10.24	623
Hartford Tax-Free National Fund — Acquiring Fund — Class C	$26,871	$10.27	2,618
Hartford Tax-Free National Fund — Acquiring Fund — Class L	$7,478	$10.28	727
Hartford Tax-Free National Fund — Acquiring Fund — Class Y	$22,335	$10.29	2,171
Hartford Tax-Free New York Fund — Acquired Fund — Class A	$11,853	$9.86	1,202
Hartford Tax-Free New York Fund — Acquired Fund — Class B	$1,569	$9.86	159
Hartford Tax-Free New York Fund — Acquired Fund — Class C	$2,791	$9.86	283
Hartford Tax-Free Minnesota Fund — Acquired Fund — Class A	$10,256	$9.73	1,054
Hartford Tax-Free Minnesota Fund — Acquired Fund — Class B	$756	$9.74	78
Hartford Tax-Free Minnesota Fund — Acquired Fund — Class C	$1,002	$9.75	103
Hartford Tax-Free Minnesota Fund — Acquired Fund — Class L	$2,786	$9.76	285
Hartford Tax-Free Minnesota Fund — Acquired Fund — Class Y	$20,457	$9.73	2,103
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free New York Fund — Class A(1)	$148,643	$10.31	14,417
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free New York Fund — Class B(1)	$7,950	$10.24	776
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free New York Fund — Class C(1)	$29,662	$10.27	2,888
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free Minnesota Fund — Class A(2)	$147,046	$10.31	14,262
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free Minnesota Fund — Class B(2)	$7,137	$10.24	697

	Net Assets (thousands)	Net Asset Value Per Share	Shares Outstanding (thousands)
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free Minnesota Fund — Class C(2)	$27,873	$10.27	2,714
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free Minnesota Fund — Class L(2)	$10,264	$10.28	998
Hartford Tax-Free National Fund — Pro Forma — Acquiring Fund Including Hartford Tax-Free Minnesota Fund — Class Y(2)	$42,792	$10.29	4,159
Combined Hartford Tax-Free National Fund — Acquiring Fund Including Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund — Class A(3)	$158,899	$10.31	15,408
Combined Hartford Tax-Free National Fund — Acquiring Fund Including Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund — Class B(3)	$88,706	$10.24	850
Combined Hartford Tax-Free National Fund — Acquiring Fund Including Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund — Class C(3)	$30,664	$10.27	2,987
Combined Hartford Tax-Free National Fund — Acquiring Fund Including Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund — Class L(3)	$10,264	$10.28	998
Combined Hartford Tax-Free National Fund — Acquiring Fund Including Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund — Class Y(3)	$42,792	$10.29	4,159

(1)  Reflects pro forma amounts if the New York Fund Reorganization is approved.

(2)  Reflects pro forma amounts if the Minnesota Fund Reorganization is approved.

(3)  Reflects pro forma amounts if the New York Fund Reorganization and the Minnesota Fund Reorganization are approved.

GENERAL INFORMATION

Investment Adviser, Administrator, Transfer Agent, and Principal Underwriter

HIFSCO, the Funds' investment adviser and principal underwriter, is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. Hartford Administrative Services Company ("HASCO"), the Acquired and Acquiring Funds' transfer and dividend disbursing agent, is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO and HASCO are affiliates of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut corporation.

Other Business

The Board of Directors of each of Hartford Mutual Funds and Hartford Mutual Funds II does not know of any matters to be presented at the Joint Meeting other than those set forth in this Proxy Statement. If other business should properly come before the Joint Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

Shareholder Reports

Shareholders can find important information about the Funds in the annual reports dated October 31, 2007 and semi-annual reports dated April 30, 2008, which have been previously mailed to shareholders. You may obtain copies of these reports without charge by writing to the Funds at The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387, by calling the Funds at 1-888-843-7824, or by logging on to www.hartfordinvestor.com.

Proxy Solicitation

The principal solicitation of proxies will be by the mailing of this Proxy Statement beginning on or about November 5, 2008, but proxies may also be solicited from a representative of The Hartford or from our proxy solicitor, Computershare. The estimated costs of retaining Computershare is approximately $4,949. If we have not received your vote as the date of the Joint Meeting approaches, you may receive a call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

In all cases where a telephonic proxy or voting instructions are solicited by Computershare, the Computershare representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person's title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information previously provided to Computershare, then the Computershare representative will explain the proxy voting process, read the Reorganization Plan listed on the proxy card, and ask for the shareholder's instructions regarding each Reorganization Plan in which the shareholder is eligible to vote. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. The Computershare representative will record the shareholder's instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram confirming his or her vote and asking the shareholder to call the Computershare representative immediately if his or her instructions are not correctly reflected in the confirmation.

The cost of the Joint Meeting, including the preparation and mailing of the notice, Proxy Statement and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by HIFSCO.

Vote Required

Approval of each of the Reorganization Plans requires the affirmative vote of a "majority of the outstanding voting securities" of each Acquired Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of the Acquired Fund's outstanding shares. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote on a Reorganization.

Shareholder Proposals

As a general matter, Hartford Mutual Funds and Hartford Mutual Funds II do not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the Secretary of the Hartford Mutual Funds or Hartford Mutual Funds II, P.O. Box 64387, St. Paul, Minnesota 55164-0387.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Beneficial Owners

As of October 15, 2008, all directors and officers as a group owned less than 1% of the outstanding shares of each class of the Funds' shares. As of October 15, 2008, to the knowledge of Hartford Mutual Funds and Hartford Mutual Funds II, no person owned beneficially more than 5% of the outstanding shares of any class of shares of the Funds, except as listed in Appendix C.

As of October 15, 2008, none of the Independent Directors (or their immediate family members) had share ownership in securities of Hartford Mutual Funds' or Hartford Mutual Funds II's investment adviser or principal underwriter or in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter (not including registered investment companies).

Information About the Funds

Hartford Mutual Funds and Hartford Mutual Funds II are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and file reports and other information with the SEC. Proxy materials, reports, and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC. Information on the operation of the SEC's Public Reference Facilities may be obtained by calling 1-202-942-8090. The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Funds.

To ensure the presence of a quorum at the meeting, we request prompt execution and return of the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience.

  By Order of the Board of Directors
  of each of The Hartford Mutual Funds, Inc.
  and The Hartford Mutual Funds II, Inc.,

  Edward P. Macdonald
  Secretary

November 3, 2008
P.O. Box 64387
St. Paul, Minnesota 55164-0387

MORE INFORMATION REGARDING THE FUNDS

The following information applies to the Acquired Funds and the Acquiring Fund.

Investment Advisory Arrangements

The assets of the Funds are managed by HIFSCO, which selects sub-advisers, which in turn employ portfolio manager(s) in connection with their management of the Funds. All such advisers to the Funds are supervised by each Fund's respective Board. You can find additional information about each Company's Directors and officers in their respective Statements of Additional Information dated March 1, 2008. HIFSCO hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser, including HIMCO. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the Funds. For these services, HIMCO is paid an advisory fee. This fee is calculated on the average daily net assets of each Fund, and is paid at the rates previously shown in this Proxy Statement.

HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc., a Connecticut financial services company.

HIFSCO and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the subsection titled "Payment to Financial Intermediaries and Other Entities" in this section of this Proxy Statement.

Each Company may rely on an exemptive order from the SEC under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by each Company's Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint new sub-advisers, not affiliated with HIFSCO, with the approval of the respective Board and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

Distribution Arrangements

HIFSCO serves as the principal underwriter for each Fund pursuant to Underwriting Agreements initially approved by the Board of Directors of each Company. HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Shares of each Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each Fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

Distribution Plans

Each Company, on behalf of its respective Funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B, Class C and Class L shares of each Fund pursuant to appropriate resolutions of each Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Companies' Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

CLASS L PLAN Pursuant to the Class L Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The entire fee will be used for distribution-related expenses.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the Funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable Funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the Funds. A Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments

HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The Funds' SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries

HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds' shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•  Payments for placement of funds on a Financial Intermediary's list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a "preferred list";

•  "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

•  "Marketing support fees" for providing assistance in promoting the sale of fund shares;

•  Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•  Provision of educational programs, including information and related support materials;

•  Hardware and software; and

•  Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc.,UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries

HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the calendar year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

Transaction Policies

Execution of Requests

Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

•  Name, date of birth, residential address, and social security number.

•  The fund name, share class and account number.

•  The amount of the transaction (in dollars or shares).

•  Signatures of all owners exactly as registered on the account (for mail requests).

•  Medallion signature guarantees (if required).

•  Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

You may exchange shares of one Fund for shares of the same class of any other Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The Funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

Valuation of Shares

The net asset value per share (NAV) is determined for each Fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each Fund is determined by dividing the value of that Fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The Funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of each Fund's shares is determined only on business days of the Funds, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would be calculated using prevailing market values. There can be no assurance that any Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that Fund's Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

TAXES

Taxability of Dividends

Dividends and distributions you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a Fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of Transactions

Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the Fund.

A Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid to a Fund.

A Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and you are claiming reduced withholding under a tax treaty and there is no applicable tax treaty, if you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.

TAXES ON DISTRIBUTIONS The Funds meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each Fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The Funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund complies with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the Tax-Free Minnesota Fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund complies with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

Frequent Purchases and Redemptions of Fund Shares

The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares by a Fund's shareholder can disrupt the management of the Fund, negatively affect the Fund's performance, and increase expenses for all Fund shareholders. In particular, frequent trading (i) can force a Fund's portfolio manager to hold larger cash positions than desired instead of fully investing the Funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a Fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds' policy is to discourage investors from trading in a Fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The Funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the Funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the Funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same Fund and a redemption of or an exchange out of the same Fund in a dollar amount that the Fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the Fund. When an additional transaction request for the Fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the Funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the Funds. Automatic programs offered by the Funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The Funds' policies for deterring frequent purchases and redemptions of Fund shares by a Fund shareholder are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The Funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures(which may be more or less restrictive then those of the Funds) for limiting exchange activity in a manner that serves the purposes of the Funds' policy as determined by the Frequent Trading Review Committee (comprised of the Funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the Funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the Funds' will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the Funds' ability to identify and deter frequent purchases and redemptions of a Fund's shares through omnibus accounts is limited, and the Funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of Fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the Funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in Fund shares resulting from the manner in which the NAV of the Funds' shares is determined each day. Frequent trading in Fund shares can dilute the value of long-term shareholders' interests in a Fund if the Fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The Funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in Fund shares. For additional information concerning the Funds' fair value procedures, please refer to "Valuation of Shares."

Investment Policy Changes

Tax-Free Minnesota Fund, Tax-Free New York Fund and Tax-Free National Fund each has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free Minnesota Fund, Tax-Free New York Fund and Tax-Free National Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by that respective Fund's Board without shareholder approval. To the extent authorized by law, Hartford Mutual Funds, Hartford Mutual Funds II and each of the Funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

FINANCIAL HIGHLIGHTS FOR THE ACQUIRING FUND

The financial highlights table for the Acquiring Fund is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the Hartford Mutual Funds II 2007 Annual Report which is available upon request. The information from November 1, 2007 through April 30, 2008 is unaudited.

	— Selected Per-Share Data(a) —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
The Hartford Tax-Free National Fund
For the Six-Month Period Ended April 30, 2008 (Unaudited)
Class A	$10.88	$0.24	$—	$(0.57)	$(0.33)	$(0.24)	$—	$—	$(0.24)	$(0.57)	$10.31
Class B	10.80	0.20	—	(0.56)	(0.36)	(0.20)	—	—	(0.20)	(0.56)	10.24
Class C	10.83	0.20	—	(0.56)	(0.36)	(0.20)	—	—	(0.20)	(0.56)	10.27
Class I	10.90	0.26	—	(0.57)	(0.31)	(0.26)	—	—	(0.26)	(0.57)	10.33
Class L	10.85	0.24	—	(0.56)	(0.32)	(0.25)	—	—	(0.25)	(0.57)	10.28
Class Y	10.86	0.26	—	(0.57)	(0.31)	(0.26)	—	—	(0.26)	(0.57)	10.29
For the Year Ended October 31, 2007
Class A	11.34	0.47	—	(0.44)	0.03	(0.46)	(0.03)	—	(0.49)	(0.46)	10.88
Class B	11.26	0.38	—	(0.43)	(0.05)	(0.38)	(0.03)	—	(0.41)	(0.46)	10.80
Class C	11.29	0.38	—	(0.43)	(0.05)	(0.38)	(0.03)	—	(0.41)	(0.46)	10.83
Class L(h)	11.31	0.48	—	(0.45)	0.03	(0.46)	(0.03)	—	(0.49)	(0.46)	10.85
Class Y(h)	11.32	0.51	—	(0.46)	0.05	(0.48)	(0.03)	—	(0.51)	(0.46)	10.86
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	11.17	0.21	—	(0.27)	(0.06)	(0.21)	—	—	(0.21)	(0.27)	10.90
For the Year Ended October 31, 2006
Class A	11.13	0.45	—	0.29	0.74	(0.45)	(0.08)	—	(0.53)	0.21	11.34
Class B	11.06	0.37	—	0.28	0.65	(0.37)	(0.08)	—	(0.45)	0.20	11.26
Class C	11.09	0.37	—	0.28	0.65	(0.37)	(0.08)	—	(0.45)	0.20	11.29
Class L	11.10	0.44	—	0.29	0.73	(0.44)	(0.08)	—	(0.52)	0.21	11.31
Class Y	11.11	0.46	—	0.29	0.75	(0.46)	(0.08)	—	(0.54)	0.21	11.32
For the Year Ended October 31, 2005(g)
Class A	11.22	0.43	—	(0.09)	0.34	(0.43)	—	—	(0.43)	(0.09)	11.13
Class B	11.15	0.35	—	(0.09)	0.26	(0.35)	—	—	(0.35)	(0.09)	11.06
Class C	11.18	0.35	—	(0.09)	0.26	(0.35)	—	—	(0.35)	(0.09)	11.09
Class L	11.19	0.43	—	(0.09)	0.34	(0.43)	—	—	(0.43)	(0.09)	11.10
Class Y	11.20	0.45	—	(0.10)	0.35	(0.44)	—	—	(0.44)	(0.09)	11.11
For the Year Ended October 31, 2004
Class A	11.07	0.45	—	0.32	0.77	(0.45)	(0.17)	—	(0.62)	0.15	11.22
Class B	11.00	0.37	—	0.32	0.69	(0.37)	(0.17)	—	(0.54)	0.15	11.15
Class C	11.02	0.37	—	0.33	0.70	(0.37)	(0.17)	—	(0.54)	0.16	11.18
Class L	11.04	0.44	—	0.33	0.77	(0.45)	(0.17)	—	(0.62)	0.15	11.19
Class Y	11.06	0.47	—	0.32	0.79	(0.48)	(0.17)	—	(0.65)	0.14	11.20
For the Year Ended October 31, 2003
Class A	11.28	0.41	—	0.04	0.45	(0.41)	(0.25)	—	(0.66)	(0.21)	11.07
Class B	11.21	0.33	—	0.04	0.37	(0.33)	(0.25)	—	(0.58)	(0.21)	11.00
Class C	11.23	0.33	—	0.04	0.37	(0.33)	(0.25)	—	(0.58)	(0.21)	11.02
Class L	11.25	0.42	—	0.04	0.46	(0.42)	(0.25)	—	(0.67)	(0.21)	11.04
Class Y	11.28	0.45	—	0.04	0.49	(0.46)	(0.25)	—	(0.71)	(0.22)	11.06

	— Ratios and Supplememental Data —

	Total Return(b)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Interest Expense(d)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Interest Expense(d)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Interest Expense(d)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate(c)
The Hartford Tax-Free National Fund
For the Six-Month Period Ended April 30, 2008 (Unaudited)
Class A	(3.01	)%(f)	$136,790	0.93	%(e)	0.85	%(e)	0.85	%(e)	4.64	%(e)	46%
Class B	(3.30	)(f)	6,381	1.75	(e)	1.60	(e)	1.60	(e)	3.88	(e)	—
Class C	(3.29	)(f)	26,871	1.69	(e)	1.60	(e)	1.60	(e)	3.89	(e)	—
Class I	(2.88	)(f)	4,103	0.65	(e)	0.60	(e)	0.60	(e)	4.89	(e)	—
Class L	(2.99	)(f)	7,478	0.90	(e)	0.80	(e)	0.80	(e)	4.67	(e)	—
Class Y	(2.89	)(f)	22,335	0.65	(e)	0.60	(e)	0.60	(e)	4.86	(e)	—
For the Year Ended October 31, 2007
Class A	0.30		115,459	1.15		0.85		0.85		4.20		43
Class B	(0.45)		6,839	1.95		1.60		1.60		3.43		—
Class C	(0.45)		22,467	1.90		1.60		1.60		3.45		—
Class L(h)	0.28		8,380	1.10		0.86		0.86		4.31		—
Class Y(h)	0.48		26,275	0.85		0.65		0.65		4.78		—
From (commencement of operations) May 31, 2007, through October 31, 2007
Class I	(0.54	)(f)	3,505	0.87	(e)	0.60	(e)	0.60	(e)	4.81	(e)	—
For the Year Ended October 31, 2006
Class A	6.82		71,876	1.22		1.00		1.00		4.06		14
Class B	5.97		6,746	2.00		1.75		1.75		3.31		—
Class C	5.95		12,889	1.97		1.75		1.75		3.31		—
Class L	6.77		7,606	1.14		1.05		1.05		4.01		—
Class Y	6.91		11	0.91		0.89		0.89		4.17		—
For the Year Ended October 31, 2005(g)
Class A	3.10		46,163	1.26		1.00		1.00		3.88		22
Class B	2.36		6,889	2.03		1.75		1.75		3.13		—
Class C	2.35		8,496	1.99		1.75		1.75		3.13		—
Class L	3.06		7,958	1.16		1.05		1.05		3.83		—
Class Y	3.20		10	0.95		0.95		0.95		4.04		—
For the Year Ended October 31, 2004
Class A	7.10		35,210	1.30		1.08		1.08		4.04		18
Class B	6.39		6,236	2.01		1.78		1.78		3.32		—
Class C	6.47		8,357	1.98		1.78		1.78		3.33		—
Class L	7.12		7,687	1.15		1.08		1.08		4.02		—
Class Y	7.36		1	0.91		0.91		0.91		4.23		—
For the Year Ended October 31, 2003
Class A	4.18		21,457	1.61		1.15		1.15		3.75		35
Class B	3.43		6,598	2.33		1.85		1.85		3.05		—
Class C	3.42		7,588	2.21		1.85		1.85		3.06		—
Class L	4.24		7,454	1.18		1.10		1.10		3.76		—
Class Y	4.53		1	1.17		0.85		0.85		4.06		—

(a)  Information presented relates to a share of capital share outstanding throughout the indicated period.

(b)  Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Ratios do not include fees paid indirectly. Had the fees paid indirectly been included the annualized expense ratios for the periods listed below would have been as follows:

Tax-Free National Fund	Annualized Six-Month Period Ended April 30, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005
Class A	0.85%	0.85%	1.00%	1.01%
Class B	1.60%	1.60%	1.75%	1.75%
Class C	1.60%	1.60%	1.75%	1.75%
Class I	0.60%	0.61%*
Class L	0.80%	0.86%	1.05%	1.05%
Class Y	0.60%	0.64%	0.89%	0.98%

*  From May 31, 2007 (commencement of operations), through October 31, 2007.

(e)  Annualized.

(f)  Not annualized.

(g)  Per share amounts have been calculated using average shares outstanding method.

(h)  Classes H, M and N were merged into Class L and Class E was merged into Class Y on February 9, 2007.

INDEX OF APPENDICES

Appendix A: Form of Agreement and Plan of Reorganization

Appendix B: Explanation of Strategies and Risks

Appendix C: Beneficial Owners

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this [ ] day of [ ], 2008, [by and between The Hartford Mutual Funds II, Inc., a Maryland corporation ("Hartford Mutual Funds II"), with its principal place of business at 200 Hopmeadow Street, Simsbury, Connecticut 06089, on behalf of The Hartford Tax-Free National Fund ("Acquiring Fund"), a separate series of Hartford Mutual Funds II, and The Hartford Mutual Funds, Inc., a Maryland corporation ("Hartford Mutual Funds," together with Hartford Mutual Funds II, the "Companies"), with its principal place of business at 200 Hopmeadow Street, Simsbury, Connecticut 06089, on behalf of The Hartford Tax-Free New York Fund ("Acquired Fund"), a separate series of Hartford Mutual Funds]/[by The Hartford Mutual Funds II, Inc. a Maryland corporation ("Hartford Mutual Funds II"), with its principal place of business at 200 Hopmeadow Street, Simsbury, Connecticut 06089, on behalf of The Hartford Tax-Free National Fund ("Acquiring Fund"), a separate series of Hartford Mutual Funds II, and The Hartford Tax-Free Minnesota Fund ("Acquired Fund"), also a series of Hartford Mutual Funds II].

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the class of outstanding shares of common stock of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (the "Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of Hartford Mutual Funds [and Hartford Mutual Funds II, respectively], [each] a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Directors of Hartford Mutual Funds II have determined, with respect to the Acquiring Fund [and the Acquired Fund], that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund [and the Acquired Fund] and that the interests of the existing shareholders of the Acquiring Fund [and the Acquired Fund] would not be diluted as a result of this transaction; and

[WHEREAS, the Directors of Hartford Mutual Funds have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.]

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1.  Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to the corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1 herein, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (the "Closing Date").

1.2.  The property and assets of [Hartford Mutual Funds II/Hartford Mutual Funds] attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.  The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.  Immediately following the actions contemplated by paragraph 1.1 herein, [Hartford Mutual Funds II/Hartford Mutual Funds] shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund's shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein ("Acquired Fund Shareholders"), on a pro rata basis within the class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares to be so credited to the [Class A, Class B, Class C, Class Y and Class L] Acquired Fund Shareholders, respectively, shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, although shares certificates representing interests in [Class A, Class B, Class C, Class Y and Class L] Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares in connection with the Reorganization.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3 herein.

1.6.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.  Valuation

2.1.  The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by [Hartford Mutual Funds II's/Hartford Mutual Funds'] Board of Directors.

2.2.  The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Hartford Mutual Funds II's Board of Directors.

2.3.  The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the Acquired

Fund Shares determined using the same valuation procedures referred to in paragraph 2.1 herein, by the net asset value of the corresponding class of Acquiring Fund Shares, determined in accordance with paragraph 2.2 herein.

2.4.  All computations of value shall be made by Hartford Life Insurance Company, in its capacity as Fund Accountant for [the Companies/Hartford Mutual Funds II], and shall be subject to confirmation by [the Companies/Hartford Mutual Funds II]'s Treasurer.

3.  Closing and Closing Date

3.1.  The Closing Date shall be [ ], 2008, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (the "Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of [the Companies/Hartford Mutual Funds II].

3.2.  [Hartford Mutual Funds II/Hartford Mutual Funds] shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver to [the Companies/Hartford Mutual Funds II] at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3.  [The Companies/Hartford Mutual Funds II] shall direct Hartford Administrative Services Company, in its capacity as transfer agent for [the Companies/Hartford Mutual Funds II] (the "Transfer Agent"), to deliver to [the Companies/Hartford Mutual Funds II] at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Secretary of [the Companies/Hartford Mutual Funds II] shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein, and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 herein. At the Closing, [the Companies/Hartford Mutual Funds II] shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

3.4.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of Hartford Mutual Funds II [or Hartford Mutual Funds], accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  Representations and Warranties

4.1.  Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of [Hartford Mutual Funds II/Hartford Mutual Funds], [Hartford Mutual

Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Acquired Fund is duly organized as a series of [Hartford Mutual Funds II/Hartford Mutual Funds], which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under [Hartford Mutual Funds II's/Hartford Mutual Funds'] Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

(b)  [Hartford Mutual Funds II/Hartford Mutual Funds] is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the [Class A, Class B, Class C, Class Y and Class L] Acquired Fund Shares under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Valuation Date, [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Hartford Mutual Funds II, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the [Hartford Mutual Funds II's/Hartford Mutual Funds'] Articles of Incorporation, as amended from time to time, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, is a party or by which it is bound;

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to [Hartford Mutual Funds II's/Hartford Mutual Funds'] knowledge, threatened against [Hartford Mutual Funds II/Hartford Mutual Funds], with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(j)  Since December 31, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of [Hartford Mutual Funds II/Hartford Mutual Funds], no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

(m)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by [Hartford Mutual Funds II/Hartford Mutual Funds] and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n)  The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, and subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(o)  The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The combined proxy statement and prospectus (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.  Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of Hartford Mutual Funds II, Hartford Mutual Funds II, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)  The Acquiring Fund is duly organized as a series of Hartford Mutual Funds II, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland, with power under Hartford Mutual Funds II's Articles of Incorporation, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  The Hartford Mutual Funds II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)  The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Hartford Mutual Funds II's Articles of Incorporation, as amended from time to time, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Hartford Mutual Funds II, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Hartford Mutual Funds II, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Hartford Mutual Funds II, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Hartford Mutual Funds II, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at December 31, 2007 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(h)  Since December 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund's investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(i)  On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of Hartford Mutual Funds II no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

(k)  All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Hartford Mutual Funds II and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(l)  The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Directors of Hartford Mutual Funds II, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of Hartford Mutual Funds II, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(m)  The [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(n)  The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(o)  The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.  Covenants of the Acquiring Fund and the Acquired Fund

5.1.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  [Hartford Mutual Funds II/Hartford Mutual Funds] will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Fund covenants that the [Class A, Class B, Class C, Class Y and Class L] Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.  [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(o) herein) to be included in a Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund

will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6.  The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7.  [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of Hartford Mutual Funds II, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.8.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.  Conditions Precedent to Obligations of the Acquired Fund

The obligations of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at [Hartford Mutual Funds II's/Hartford Mutual Funds'] election, to the performance by Hartford Mutual Funds II, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of Hartford Mutual Funds II, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.  Hartford Mutual Funds II, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Hartford Mutual Funds II's President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of Hartford Mutual Funds II, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.  Hartford Mutual Funds II, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Hartford Mutual Funds II, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.  The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.  Conditions Precedent to Obligations of the Acquiring Fund

The obligations of Hartford Mutual Funds II, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Hartford Mutual Funds II's election, to the performance by [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.  [Hartford Mutual Funds II/Hartford Mutual Funds] shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of [Hartford Mutual Funds II/Hartford Mutual Funds];

7.3.  [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, made in this

Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.  [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, on or before the Closing Date;

7.5.  The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein; and

7.6.  The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.  Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to [Hartford Mutual Funds II/Hartford Mutual Funds], on behalf of the Acquired Fund, Hartford Mutual Funds II may, at its option, refuse to consummate the transactions contemplated by this Agreement. If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Hartford Mutual Funds II, on behalf of the Acquiring Fund, [Hartford Mutual Funds II/Hartford Mutual Funds] may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of [Hartford Mutual Funds II's/Hartford Mutual Funds'] Articles of Incorporation, as amended from time to time, and By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, [the Companies/Hartford Mutual Funds II] may not waive the conditions set forth in this paragraph 8.1;

8.2.  On the Closing Date no action, suit or other proceeding shall be pending or, to [the Companies/Hartford Mutual Funds II's] knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by [the Companies/Hartford Mutual Funds II] to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4.  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.  [The Companies/Hartford Mutual Funds II] shall have requested the opinion of counsel to [the Companies/Hartford Mutual Funds II] addressed to [the Companies/Hartford Mutual Funds II] substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to [the Companies/Hartford Mutual Funds II] of representations it shall request of [the Companies/Hartford Mutual Funds II]. Notwithstanding anything herein to the contrary, [the Companies/Hartford Mutual Funds II] may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9.  Indemnification

9.1.  Hartford Mutual Funds II, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

9.2.  [Hartford Mutual Funds II/Hartford Mutual Funds], out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10.  Brokerage Fees and Expenses

10.1.  Hartford Mutual Funds II, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.  The expenses relating to the proposed Reorganization will be borne solely by Hartford Investment Financial Services, LLC. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  Entire Agreement; Survival of Warranties

11.1.  [The Companies/Hartford Mutual Funds II] have not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

11.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in paragraphs 9.1 and 9.2 shall survive the Closing.

12.  Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of Hartford Mutual Funds II's [or Hartford Mutual Funds'] Board of Directors, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.  Amendments

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of [the Companies/Hartford Mutual Funds II]; provided, however, that following the meeting of the shareholders of the Acquired Fund called by [Hartford Mutual Funds II/Hartford Mutual Funds] pursuant to paragraph 5.2 herein, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders, under this Agreement to the detriment of such shareholders without their further approval.

14.  Headings; Governing Law; Assignment; Limitation of Liability

14.1.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

The Hartford Mutual Funds II, Inc.,
on Behalf of Its Series,
The Hartford Tax-Free National Fund

By:

Name:

Title:

[The Hartford Mutual Funds II, Inc./
The Hartford Mutual Funds, Inc.],
on Behalf of Its Series,
[The Hartford Tax-Free New York Fund/
The Hartford Tax-Free Minnesota Fund]

By:

Name:

Title:

With Respect to Paragraph 10.2 of This Agreement, Accepted and Acknowledged by:

HARTFORD INVESTMENT FINANCIAL
SERVICES, LLC

By:

Name:

Title:

APPENDIX B: EXPLANATION OF STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each Fund's performance. There is no assurance that a Fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a Fund.

The different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). The Funds may not invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Funds may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the Funds entails special additional risks.

Use of Money Market Investments for Temporary Defensive Purposes

From time to time, as part of its principal investment strategy, each Fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a Fund is in a defensive position, the Fund may lose the benefit of market upswings and limit its ability to meet its investment objective. In addition, being in a defensive position could result in a portion of the Funds' regular income distribution being taxable.

Use of Options, Futures and Other Derivatives

Each Fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a Fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a Fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a Fund's portfolio investments. Hedging techniques may not always be available to the Funds, and it may not always be feasible for a Fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a Fund's manager expected. As a result, the use of these techniques may result in losses to a Fund or increase volatility in a Fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the Funds to earn income that is taxable when distributed to shareholders.

Other Investment Companies

Each Fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment

B-1

objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Risks of Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by a Fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a Fund's net assets the Fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a Fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's NAV. For more information on fair valuation, please see "Transaction Policies — Valuation of Shares"

B-2

APPENDIX C: BENEFICIAL OWNERS

The name, address, and share ownership of persons who owned of record or beneficially 5% or more of the outstanding shares of either party to any of the Reorganizations as of October 15, 2008 are set forth below:

The Hartford Tax-Free Minnesota

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3009	525,832.6300	58.42%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	45,379.7580	5.04%
Class B	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3009	24,995.0910	28.22%
Class B	Florence M Lutter 1846 34th St NW Rochester MN 55901-0562	15,230.9060	17.19%
Class B	First Clearing, LLC Carol Smithers 156 104th Ln NW Coon Rapids MN 55448-5039	12,632.9190	14.26%
Class B	First Clearing, LLC Harriett C Kurek 11089 Mount Curve Eden Prairie MN 55347-2913	11,823.5770	13.35%
Class B	LPL Financial Services 9785 Towne Centre Dr San Diego CA 92121-1968	9,719.1310	10.97%
Class B	NFS LLC FEBO Lucille M Stolpman Lucille M Stolpman 424 Dusty Ln Ortonville MN 56278-1396	4,880.4590	5.51%
Class B	MLPF&S For the sole benefit of its customers Attn Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	4,812.9940	5.43%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	57,085.5550	39.46%

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class C	MLPF&S For the sole benefit of its customers Attn Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	17,638.4240	12.19%
Class C	Raymond James & Assoc Inc FBO Ann Haglund TTEE /W Evelyn Dolle 5560 Knoll Dr Shoreview MN 55126-8502	10,433.1160	7.21%
Class Y	Pershing LL Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	268,030.8980	12.91%
Class L	Betty Mae Nelson TOD Thomas M Dahl, Vickie Lee-Lasley & Julie N Nelson Poa 21767 Tagus Ave Hutchinson MN 55350-4314	63,649.4480	24.28%
Class L	Helen C Johnson and Marsha D Fuerst Jtten 4433 Park Ct White Bear Lk MN 55110-4002	47,781.5240	18.23%
Class L	U.S. Bancorp Investments, Inc. FBO 322804481 100 South Fifth Street Suite 1400 Minneapolis MN 55402-1217	14,990.6920	5.72%
Class L	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	13,464.5100	5.14%

The Hartford Tax-Free New York

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Hartford Life Insurance Company* Attn: Mark Strogoff PO Box 2999 Hartford CT 06104-2999	1,016,508.2060	81.00%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	69,129.3990	5.51%
Class B	Hartford Life Insurance Company* Attn: Mark Strogoff Box 2999 Hartford CT 06104-2999	121,652.4050	72.35%

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class B	NFS LLC FEBO Maureen Trenk 16 W 16th St Apt 7UN New York NY 10011-6334	11,322.1840	6.73%
Class C	Hartford Life Insurance Company* Attn: Mark Strogoff Box 2999 Hartford CT 06104-2999	121,665.3290	44.35%
Class C	Raymond James & Assoc Inc FBO Kaufman Evelyn 880 Carillon Pkwy St Petersburg FL 33716-1100	24,663.1950	8.99%
Class C	NFS LLC FEBO Alice R Cohen Michael Cohen 125 E 87th St Apt 8D New York NY 10128-1127	20,957.3860	7.64%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	15,821.1590	5.77%
Class C	Raymond James & Assoc Inc Szulman Marcos 880 Carillon Pkwy St Petersburg FL 33716-1100	15,584.1020	5.68%

*  Hartford Life Insurance Company intends to vote shares held in seed accounts in the same proportion as the vote of all of the other holders of the New York Fund's shares.

The Hartford Tax-Free National Fund

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class A	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3009	5,155,136.6390	37.90%
Class A	MLPF&S For the sole benefit of its customers Attn Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	1,644,029.2480	12.09%
Class A	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	938,439.2230	6.90%

Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Class B	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	93,642.7650	15.14%
Class B	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3009	89,502.9960	14.47%
Class B	Mae Lovett TOD 90 Somerset E West Palm Bch FL 33417-2116	34,083.2260	5.51%
Class B	Citigroup Global Markets, Inc. Attn: Peter Booth 7th Floor 333 W 34th St New York NY 10001-2402	32,923.8790	5.32%
Class C	MLPF&S For the sole benefit of its customers Attn Fund Administration 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	361,120.0920	11.84%
Class C	Citigroup Global Markets, Inc. Attn: Peter Booth 7th Floor W 34th St New York NY 10001-2402	244,034.5750	8.00%
Class C	Pershing LLC Pershing Plaza PO Box 2052 Jersey City NJ 07303-2052	198,168.9440	6.50%
Class Y	NA
Class I	Raymond James & Assoc Inc FBO Reinhold A Preik Ttee U/A Dtd Apr 15 2008 Reinhold A Preik Living Trust 7 Sound Point Ct Amelia Island FL 32034-6443	290,235.3600	68.10%
Class I	Citigroup Global Markets, Inc. Attn: Peter Booth 7th Floor 333 W 34th St New York NY 10001-2402	23,016.9440	5.40%
Class L	Thomas A Hebert TOD 350 N Summit Moors Dr Oconomowoc WI 53066-8760	55,246.1670	8.19%

PART B

The Hartford Mutual Funds II, Inc.
P.O. Box 64387
St. Paul, Minnesota 55164-0387

Statement of Additional Information
November 3, 2008

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

The Hartford Tax-Free New York Fund	The Hartford Tax-Free National Fund

The Hartford Tax-Free Minnesota Fund	The Hartford Tax-Free National Fund

This Statement of Additional Information is available to the shareholders of The Hartford Tax-Free New York Fund and The Hartford Tax-Free Minnesota Fund (together, the "Acquired Funds") in connection with two proposed transactions whereby all of the assets and liabilities of each of the Acquired Funds will be transferred to The Hartford Tax-Free National Fund in exchange for shares of The Hartford Tax-Free National Fund.

This Statement of Additional Information of The Hartford Tax-Free National Fund consists of this cover page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.  The Statement of Additional Information for The Hartford Mutual Funds, Inc. ("Hartford Mutual Funds") and The Hartford Mutual Funds II, Inc. ("Hartford Mutual Funds II") dated March 1, 2008 (File Nos. 333-02381/811-07589 and 002-11387/811-00558, respectively); and

2.  The Financial Statements of The Hartford Tax-Free New York Fund, The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund as included in the Hartford Mutual Funds and Hartford Mutual Funds II Annual Report filed for the year ended October 31, 2007 (File Nos. 811-07589 and 811-00558, respectively); and

3.  The Financial Statements of The Hartford Tax-Free New York Fund, The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund as included in the Hartford Mutual Funds and Hartford Mutual Funds II Semi-Annual Report filed for the six-month period ended April 30, 2008 (File Nos. 811-07589 and 811-00558, respectively)

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated November 3, 2008 relating to the transaction may be obtained, without charge, by writing to The Hartford Mutual Funds II, Inc., P.O. Box 64387, St. Paul, MN 55164-0387 or calling 1-888-843-7824. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Shown below are financial statements for the The Hartford Tax-Free New York Fund (the "New York Fund"), the The Hartford Tax-Free Minnesota Fund (the "Minnesota Fund") and the The Hartford Tax-Free National Fund (the "Acquiring Fund"), as well as the Pro Forma Financial Statements for the combined The Hartford Tax-Free National Fund (the "Combined Fund"), assuming these Reorganizations are consummated, as of April 30, 2008. The first table presents Statements of Assets and Liabilities for each Fund and estimated Pro Forma figures for the Combined Fund. The second table presents the Schedule of Investments for each Fund and estimated Pro Forma figures for the Combined Fund. The third table presents Statements of Operations for each Fund and estimated Pro Forma figures for the Combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Part B-1

Proforma Statement of Assets and Liabilities
As of March 31, 2008
The Hartford Tax-Free National Fund (Acquiring)
The Hartford Tax-Free Minnesota Fund (Target)
The Hartford Tax-Free New York Fund (Target)
(Unaudited, 000's omitted)

	The Hartford Tax-Free National Fund	The Hartford Tax-Free Minnesota Fund	The Hartford Tax-Free New York Fund	Proforma Adjustments		Proforma Combined
Assets:
Investments in securities, at value @	$209,308	$35,525	$16,257	$—		$261,090
Receivables:
Investment securities sold	4,078	—	—	—		4,078
Fund shares sold	1,347	9	150	—		1,506
Dividends and interest	2,778	531	261	—		3,570
Other assets	97	11	11	—		119
Total assets	217,608	36,076	16,679	—		270,363
Liabilities:
Payables:
Investment securities purchased	13,100	703	456	—		14,259
Fund shares redeemed	231	75	—	—		306
Investment advisory and management fees	18	3	1	—		22
Dividends	241	26	3	—		270
Distribution fees	11	1	1	—		13
Accrued expenses	49	11	5	—		65
Total liabilities	13,650	819	466	—		14,935
Net assets	$203,958	$35,257	$16,213	$—		$255,428
Summary of Net Assets:
Capital stock and paid-in-capital	$214,564	$35,648	$16,597	$—		$266,809
Accumulated undistributed net investment income	61	5	2	—		68
Accumulated net realized loss on investments	(6,562)	(63)	(62)	—		(6,687)
Unrealized depreciation of investments	(4,105)	(333)	(324)	—		(4,762)
Net assets	$203,958	$35,257	$16,213	$—		$255,428
Shares authorized	19,300,000	19,250,000	250,000			19,300,000
Par value	0.0001	0.0001	0.001			0.0001
Class A: Net asset value per share	$10.31	$9.73	$9.86			$10.31
Shares outstanding	13,264	1,054	1,202	(112	)(a)	15,408
Net assets	$136,790	$10,256	$11,853	$—		$158,899
Class B: Net asset value per share	$10.24	$9.74	$9.86			$10.24
Shares outstanding	623	78	159	(10	)(a)	850
Net assets	$6,381	$756	$1,569	$—		$8,706
Class C: Net asset value per share	$10.27	$9.75	$9.86			$10.27
Shares outstanding	2,618	103	283	(17	)(a)	2,987
Net assets	$26,871	$1,002	$2,791	$—		$30,664
Class I: Net asset value per share	$10.33	$—	$—			$10.33
Shares outstanding	397	—	—	—		397
Net assets	$4,103	$—	$—	$—		$4,103
Class L: Net asset value per share	$10.28	$9.76	$—			$10.28
Shares outstanding	727	285	—	(14	)(a)	998
Net assets	$7,478	$2,786	$—	$—		$10,264
Class Y: Net asset value per share	$10.29	$9.73	$—			$10.29
Shares outstanding	2,171	2,103	—	(115	)(a)	4,159
Net assets	$22,335	$20,457	$—	$—		$42,792
@ Cost of securities	$213,413	$35,858	$16,581	$—		$265,852

(a)  Reflects decrease in shares due to differences in the net asset values of the funds.

The Notes of the Pro Forma Financial Statements Are an Integral Part of These Pro Forma Financial Statements.

Part B-2

The Hartford Tax-Free National Fund (Acquiring Fund)
Proforma
Combined Schedule of Investments
April 30, 2008 (Unaudited)
(000's Omitted)

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Municipal Bonds 98.2%
Alabama 0.8%
Huntsville, AL, GO	5.25%	5/1/2022	$1,885	$1,968	$—	$—	$—	$—	$1,885	$1,968
Alaska 0.4%
Alaska Housing Finance Corp, Home Mortgage AMT	4.70%	6/1/2027	1,000	922	—	—	—	—	1,000	922	(a)
Arizona 2.0%
Arizonia Sundance Community Fac Dist, Special Assess Rev #2	7.13%	7/1/2027	389	393	—	—	—	—	389	393	(d)
Estrella Mountain Ranch Community GO	6.20%	7/15/2032	265	252	—	—	—	—	265	252	(d)
Phoenix, AZ, GO	6.25%	7/1/2017	1,800	2,155	—	—	—	—	1,800	2,155
Pima County, AZ, Charter Schools Proj	5.75%	7/1/2016	1,100	1,115	—	—	—	—	1,100	1,115	(d)
Pima County, AZ, Noah Webster Basic School	5.60%	12/15/2019	1,000	999	—	—	—	—	1,000	999
Vistancia, AZ, Community Fac Dist GO	6.75%	7/15/2022	200	207	—	—	—	—	200	207	(d)
				5,121		—		—		5,121
California 13.0%
California Educational Fac Auth, University of the Pacific	5.00%	11/1/2036	1,000	987	—	—	—	—	1,000	987
California Municipal FA, Biola University	5.80%	10/1/2028	1,665	1,667	—	—	—	—	1,665	1,667
California State Public Works Board	5.25%	6/1/2030	1,000	1,017	—	—	—	—	1,000	1,017
Capistrano, CA, USD Community Fac Dist Special Tax #90-2 Talega	5.90%	9/1/2020	250	285	—	—	—	—	250	285
Central Basin Municipal Water Dist	4.95%	8/1/2021	2,500	2,500	—	—	—	—	2,500	2,500	(b)
Golden Empire Schools FA	4.95%	8/1/2034	975	975	—	—	—	—	975	975	(b)
Golden Empire Schools FA Lease Rev	5.00%	8/1/2034	5,000	5,000	—	—	—	—	5,000	5,000	(b)
Indio, CA, Public FA Rev Local Agency	5.63%	9/2/2018	625	600	—	—	—	—	625	600
Indio, CA, Public Inprovement Act Special Assessment #2002-3 GO	6.35%	9/2/2027	38	37	—	—	—	—	38	37
Jurupa, CA, Community Services Dist Special Tax Dist #6	5.88%	9/1/2032	400	374	—	—	—	—	400	374
Lathrop, CA, FA Rev Water Supply Proj	6.00%	6/1/2035	750	709	—	—	—	—	750	709
Moreno Valley, CA, USD Community Fac Dist Special Tax #2002-1	6.00%	9/1/2022	500	495	—	—	—	—	500	495
Morongo Band of Mission Indians Enterprise Rev	6.50%	3/1/2028	2,655	2,664	—	—	—	—	2,655	2,664
Oceanside, CA, Community Development Committee, Downtown Redev Proj	5.70%	9/1/2025	700	718	—	—	—	—	700	718
Palm Springs, CA, Community Redev Agency	5.50%	9/1/2023	535	550	—	—	—	—	535	550
Perris, CA, Public FA Local Agency Rev	6.25%	9/1/2033	495	484	—	—	—	—	495	484
Pomona, CA, Public FA Rev Sub-Merged Redev	5.50%	2/1/2023	1,000	1,103	—	—	—	—	1,000	1,103
San Diego, CA, Redev Agency Centre City Sub Pkg	5.25%	9/1/2026	500	498	—	—	—	—	500	498
San Jose, CA, Santa Clara County University	4.91%	8/1/2027	1,800	646	—	—	—	—	1,800	646
San Manuel, CA, Entertainment Auth Public Improvement	4.50%	12/1/2016	1,000	953	—	—	—	—	1,000	953	(d)
Val Verde, CA, USD FA Special Tax Rev Jr Lien	6.00%	10/1/2021	800	813	—	—	—	—	800	813
Vernon, CA, Natural Gas FA	5.00%	8/1/2021	10,000	9,991	—	—	—	—	10,000	9,991
				33,066		—		—		33,066

Part B-3

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Colorado 4.6%
Antelope Heughts Metro Dist GO	5.00%	12/1/2037	$1,125	$1,043	$—	$—	$—	$—	$1,125	$1,043
Arapaho County, CO, Conservatory Metro Dist	5.13%	12/1/2037	2,000	1,951	—	—	—	—	2,000	1,951
Bromley Park, CO, Metro Dist #2 GO	5.13%	12/1/2037	2,000	1,894	—	—	—	—	2,000	1,894
Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis	6.13%	12/15/2035	1,000	908	—	—	—	—	1,000	908	(d)
Denver, CO, Rendezvous Residental Metro Dist GO	5.38%	12/1/2021	600	537	—	—	—	—	600	537
Ebert Metro Dist	5.35%	12/1/2037	3,000	2,969	—	—	—	—	3,000	2,969
Fort Collins, CO, PCR Ref, Anheuser Busch Proj	4.70%	9/1/2040	1,000	869	—	—	—	—	1,000	869
Pinery West, CO, Metro Dist #2 GO	4.50%	12/1/2032	1,000	866	—	—	—	—	1,000	866
Reata, CO, North Metro Dist GO	5.50%	12/1/2032	1,000	794	—	—	—	—	1,000	794	(d)
				11,831		—		—		11,831
Florida 8.7%
Amelia Walk Community Development	5.50%	5/1/2037	1,000	801	—	—	—	—	1,000	801	(d)
Bellalgo, FL, Education Fac Benefits Dist Capital	5.85%	5/1/2022	925	914	—	—	—	—	925	914	(d)
Colonial Country Club Community Development Dist, Capital Inprovement Rev	6.40%	5/1/2033	480	491	—	—	—	—	480	491
Florida Dept of Environmental Protection Preservation, MBIA	5.38%	7/1/2015	1,250	1,351	—	—	—	—	1,250	1,351	(a)
Florida Gateway Services Community Development Dist, Special Assessment Sun City Center Fort Meyers Proj	5.50%	5/1/2010	145	143	—	—	—	—	145	143
Jacksonville, FL, Econ Development Community Health Care Facilities	6.25%	9/1/2027	5,000	4,820	—	—	—	—	5,000	4,820	(d)
Jacksonville, FL, Econ Development Rev AMT	4.75%	3/1/2047	2,000	1,667	—	—	—	—	2,000	1,667
Lake Worth, FL, Utility System Rev	5.18%	10/1/2034	5,000	5,000	—	—	—	—	5,000	5,000	(b)
Lee County, FL, Industrial DA	5.25%	6/15/2027	1,500	1,286	—	—	—	—	1,500	1,286
Palm Beach County, FL, Health FA Rev Waterford Proj	5.75%	11/15/2026	3,300	3,083	—	—	—	—	3,300	3,083
River Bend Community Development Dist, Capital Inprovement Rev	7.13%	11/1/2015	1,000	973	—	—	—	—	1,000	973
Rolling Hills Community Development Dist	5.45%	5/1/2037	100	80	—	—	—	—	100	80
Tolomato, FL, Community Development Dist	6.65%	5/1/2040	1,200	1,144	—	—	—	—	1,200	1,144
University Square Community Development	5.88%	5/1/2038	500	437	—	—	—	—	500	437
				22,190		—		—		22,190
Georgia 5.6%
Fulton County, GA, School Dist GO	5.38%	1/1/2018	1,105	1,245	—	—	—	—	1,105	1,245
Fulton County, GA, Water & Sewer Rev FGIC	6.38%	1/1/2014	35	39	—	—	—	—	35	39
Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with Cash Escrow)	6.38%	1/1/2014	1,765	1,953	—	—	—	—	1,765	1,953
Georgia Municipal Electric Auth, Power Rev	6.50%	1/1/2017	985	1,150	—	—	—	—	985	1,150
Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)	6.50%	1/1/2017	15	17	—	—	—	—	15	17
Main Street Natural Gas, Inc., Gas Rev	6.25%	7/15/2028	10,000	9,886	—	—	—	—	10,000	9,886
				14,290		—		—		14,290

Part B-4

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Illinois 5.6%
Bolingbrook, IL, Sales Tax Rev	6.25%	1/1/2024	$445	$452	$—	$—	$—	$—	$445	$452
Chicago, IL, Board of Education GO MBIA	5.25%	12/1/2019	960	1,014	—	—	—	—	960	1,014
Chicago, IL, O'Hare International Airport Special Fac Rev, American Airlines, Inc.	5.50%	12/1/2030	750	455	—	—	—	—	750	455
Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B	6.75%	6/1/2022	1,000	1,033	—	—	—	—	1,000	1,033
Hampshire, IL, Special Service Area #13, Tuscany Woods Proj	5.75%	3/1/2037	1,800	1,521	—	—	—	—	1,800	1,521
Hampshire, IL, Special Service Area #16, Prairie Ridge Proj	6.00%	3/1/2046	800	694	—	—	—	—	800	694
Huntley, IL, Special Service Area #9	5.10%	3/1/2028	1,500	1,502	—	—	—	—	1,500	1,502
Illinois Education FA, Augustana College Ser A	5.70%	10/1/2032	500	507	—	—	—	—	500	507
Illinois FA	5.38%	8/15/2039	1,500	1,468	—	—	—	—	1,500	1,468	(c)
Illinois FA	5.50%	8/15/2028	1,500	1,514	—	—	—	—	1,500	1,514	(c)
Illinois FA	6.25%	2/1/2033	310	335	—	—	—	—	310	335
Plano, IL, Lakewood Springs Proj Special Services Area	6.10%	3/1/2035	497	466	—	—	—	—	497	466
Round Lake, IL, Special Tax Rev	4.70%	3/1/2033	965	911	—	—	—	—	965	911
Round Lake, IL, Special Tax Rev	6.70%	3/1/2033	498	570	—	—	—	—	498	570
Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj	6.63%	3/1/2033	1,000	1,022	—	—	—	—	1,000	1,022
Yorkville, IL, United City Special Service Area Tax Raintree Village Proj	6.88%	3/1/2033	947	964	—	—	—	—	947	964	(d)
				14,428		—		—		14,428
Indiana 0.2%
East Chicago Industrial Solid Waste Disposal AMT	5.50%	9/1/2028	700	603	—	—	—	—	700	603
Iowa 0.3%
Iowa FA, Single Family Mortgage Rev AMT	4.80%	1/1/2037	1,000	871	—	—	—	—	1,000	871
Kansas 0.6%
La Cygne, KS, Kansas City Power & Light	4.65%	9/1/2035	260	239	—	—	—	—	260	239
Lawrence, KS, Lawrence Memorial Hospital	5.13%	7/1/2036	500	484	—	—	—	—	500	484
Salina, KS, Salina Regional Health Hospital Rev	4.63%	10/1/2031	1,000	920	—	—	—	—	1,000	920
				1,643		—		—		1,643
Kentucky 0.1%
Boone County, KY, Pollution Control Dayton Power & Light	4.70%	01/01/20028	150	139	—	—	—	—	150	139
Louisiana 1.3%
Louisiana Public Fac Auth, Ochsner Clinic Foundation Proj	5.50%	5/15/2027	500	562	—	—	—	—	500	562
Louisiana Public Fac Auth, Ochsner Clinic Foundation Proj	5.50%	5/15/2047	2,000	1,920	—	—	—	—	2,000	1,920
Louisiana Public Fac Auth, Susla Fac Inc	5.75%	7/1/2039	1,000	901	—	—	—	—	1,000	901	(d)
				3,383		—		—		3,383
Maryland 1.0%
Maryland Econ Development Corp, Student Housing Rev University of Maryland College Park Proj	6.50%	6/1/2027	1,000	1,161	—	—	—	—	1,000	1,161
Maryland State Health and Higher Education FA Rev	6.00%	1/1/2028	1,385	1,390	—	—	—	—	1,385	1,390
				2,551		—		—		2,551

Part B-5

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Massachsetts 0.4%
Massachusetts, GO Consolidated Loan	5.25%	3/1/2021	$940	$1,010	$—	$—	$—	$—	$940	$1,010
Massachusetts, GO Consolidated Loan FSA (Prerefunded with US Gov't Securities)	5.25%	3/1/2021	60	64	—	—	—	—	60	64
				1,074		—		—		1,074
Michigan 1.9%
Detroit, MI, GO MBIA	5.50%	4/1/2020	500	538	—	—	—	—	500	538
Detroit, MI, Water Supply System Ref Rev FGIC	6.50%	7/1/2015	1,750	1,991	—	—	—	—	1,750	1,991
Macomb County, MI, Hospital FA, Mt Clemens Hospital	5.75%	11/15/2025	1,000	932	—	—	—	—	1,000	932
Michigan Hospital FA, Rev Ref Henry Ford Health System	5.63%	03/01/2017	500	547	—	—	—	—	500	547
Michigan Strategic Fund Ltd, Rev Ref Dow Chemical Proj AMT	5.50%	12/1/2028	750	771	—	—	—	—	750	771
				4,779		—		—		4,779
Minnesota 13.6%
Becker, MN, ISD #726 GO FSA (Prerefunded)	6.00%	2/1/2017	—	—	1,300	1,372	—	—	1,300	1,372
Bemidji, MN, Health Care Fac Ref, North Country Health Services	5.00%	9/1/2021	—	—	250	252	—	—	250	252
Bemidji, MN, Health Care Fac Ref, North Country Health Services	5.00%	9/1/2024	—	—	250	247	—	—	250	247
Brainerd, MN, ISD #181 GO FGIC	5.38%	2/1/2016	—	—	500	538	—	—	500	538
Chaska, MN, Electric Rev Ref Generating Fac	5.00%	10/1/2030	—	—	500	504	—	—	500	504
Chippewa County, MN, Gross Rev Montevideo Hospital Proj	5.50%	3/1/2037	—	—	500	430	—	—	500	430
Cohasset, MN, Pollution Control Rev Ref Coll Allete Inc Proj	4.95%	7/1/2022	—	—	500	495	—	—	500	495
Duluth, MN, Econ DA Health Care Fac Rev Benedictine System St Mary's (Prerefunded)	5.50%	2/15/2023	—	—	1,130	1,245	—	—	1,130	1,245	(a)
Duluth, MN, Housing & Redev Auth	5.88%	11/1/2033	—	—	885	805	—	—	885	805
Falcon Heights, MN, Lease Rev	6.00%	11/1/2037	—	—	225	203	—	—	225	203
Golden Valley, MN, Breck School Proj Rev (Prerefunded)	5.88%	10/1/2019	—	—	1,000	1,049	—	—	1,000	1,049
Golden Valley, MN, Calvary Center Apts Proj AMT	4.85%	12/20/2041	—	—	500	452	—	—	500	452
Hastings, MN, Housing Rev	5.25%	11/1/2031	—	—	500	424	—	—	500	424
Inver Grove Heights, MN, Presbyterian Homes Care	5.50%	10/1/2033	175	164	350	328	—	—	525	492
Minneapolis & St Paul, MN, Airport Commission FGIC AMT	5.63%	1/1/2018	—	—	1,000	1,018	—	—	1,000	1,018
Minneapolis & St Paul, MN, Housing & Redev Auth Health Care	3.75%	11/15/2034	—	—	750	750	—	—	750	750	(b)
Minneapolis, MN, Health Care System Allina Health (Prerefunded)	6.00%	11/15/2018	750	844	250	281	—	—	1,000	1,125
Minneapolis, MN, Housing Rev	5.00%	10/1/2037	—	—	400	323	—	—	400	323
Minneapolis, MN, Multifamily Housing Rev AMT	5.40%	4/1/2028	—	—	350	313	—	—	350	313
Minneapolis, MN, Parking Assessment GO	5.00%	12/1/2020	—	—	250	262	—	—	250	262
Minneapolis, MN, Tax Increment Grant Park Proj	5.35%	2/1/2030	—	—	350	310	—	—	350	310
Minnesota Agricultural Society, State Fair Rev	5.13%	9/15/2023	—	—	835	856	—	—	835	856
Minnesota Agriculture and Econ Development Healthcare Fac, Benedictine Health (Prerefunded)	5.25%	2/15/2014	—	—	1,000	1,059	—	—	1,000	1,059

Part B-6

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Minnesota (Continued)
Minnesota Higher Education FA, Augsburg College	5.00%	5/1/2020	$—	$—	$500	$506	$—	$—	$500	$506
Minnesota Higher Education FA, Augsburg College	5.00%	5/1/2023	—	—	500	500	—	—	500	500
Minnesota Higher Education FA, College of St Benedict	5.25%	3/1/2024	—	—	350	354	—	—	350	354
Minnesota Higher Education FA, Minneapolis College of Art and Design	5.00%	5/1/2026	—	—	300	295	—	—	300	295
Minnesota Intermediate School Dist Lease Rev	5.30%	11/1/2032	—	—	370	331	—	—	370	331	(d)
Minnesota Residential Housing Fin Agency	5.00%	1/1/2020	660	646	—	—	—	—	660	646	(a)
Minnesota Residential Housing Fin Agency	5.00%	1/1/2020	—	—	665	651	—	—	665	651
Northfield, MN, Hospital Rev	5.38%	11/1/2031	—	—	330	299	—	—	330	299
Princeton, MN, Public Utility System Rev	5.00%	4/1/2024	—	—	300	298	—	—	300	298
Prior Lake, MN, Shepherds Path Sr Housing	5.75%	8/1/2041	—	—	350	325	—	—	350	325
Ramsey, MN, Lease Rev Pact Charter School Proj	6.50%	12/1/2022	500	497	250	249	—	—	750	746
Renville County, MN, Housing & Redev Auth, Health and Human Services	4.60%	2/1/2027	—	—	360	330	—	—	360	330
Rochester, MN, Health Care Fac Rev	5.00%	11/15/2036	—	—	1,000	997	—	—	1,000	997
Rochester, MN, Health Care Fac Rev	5.70%	5/1/2022	790	771	540	527	—	—	1,330	1,298	(d)
Rosemount, MN, ISD #196 GO MBIA	5.70%	4/1/2015	—	—	1,950	1,473	—	—	1,950	1,473
St Louis Park, MN, Roitenberg Family Assisted Proj	5.55%	8/15/2029	—	—	300	268	—	—	300	268
St Paul, MN, Housing & Redev Auth, Achieve Language Academy	6.75%	12/1/2022	500	496	300	297	—	—	800	793
St Paul, MN, Housing & Redev Auth, Hmong Academy Proj	6.00%	9/1/2036	740	681	260	239	—	—	1,000	920	(d)
St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj	6.25%	12/1/2019	—	—	450	453	—	—	450	453
St Paul, MN, Housing & Redev Auth, Hospital Rev	6.00%	11/15/2025	—	—	335	337	—	—	335	337
St Paul, MN, Housing & Redev Auth, Lease Rev	5.00%	12/1/2036	—	—	825	697	—	—	825	697
St Paul, MN, Housing & Redev Auth, Lease Rev	6.00%	12/1/2018	860	859	—	—	—	—	860	859
St Paul, MN, PA Lease Rev	5.00%	12/1/2019	—	—	500	520	—	—	500	520
Stillwater, MN, Multifamily Housing Rev AMT	5.38%	2/1/2032	—	—	400	346	—	—	400	346
Todd, Morrison, Cass, & Wadena County, MN, Hospital Lakewood Health Care Fac	5.25%	12/1/2026	—	—	725	694	—	—	725	694
University of Minnesota	5.45%	8/1/2031	—	—	1,000	1,000	—	—	1,000	1,000	(b)
University of Minnesota (Prerefunded)	5.75%	7/1/2018	—	—	1,000	1,169	—	—	1,000	1,169
Waconia, MN, Health Care Fac Rev, Ridgeview Medical Center Proj (Prerefunded)	6.10%	1/1/2019	—	—	1,000	1,058	—	—	1,000	1,058
Willmar, MN, Rice Memorial Hospital Proj FSA	5.00%	2/1/2025	—	—	250	257	—	—	250	257
Winona, MN, Health Care Fac Rev	5.15%	7/1/2031	—	—	1,000	915	—	—	1,000	915
Woodbury, MN Economic DA, Summerhouse Proj	5.75%	6/1/2041	—	—	500	446	—	—	500	446
Worthington, MN, Housing Rev Ref, Meadows Worthington Proj	5.38%	5/1/2037	—	—	300	251	—	—	300	251
				4,958		29,598		—		34,556

Part B-7

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Mississippi 0.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev Ref Weyerhaeuser Co Proj	6.80%	4/1/2022	$250	$268	$—	$—	$—	$—	$250	$268
Missouri 1.1%
Branson Hills, MO, Infrastructure Fac	5.50%	4/1/2027	650	569	—	—	—	—	650	569
Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj	5.75%	3/1/2029	1,000	902	—	—	—	—	1,000	902	(d)
St Louis, MO, Industrial DA, Confluence Academy Proj	5.35%	6/15/2032	550	467	—	—	—	—	550	467	(d)
Stone Canyon, MO, Community Improvement Proj	5.75%	4/1/2027	1,000	894	—	—	—	—	1,000	894
				2,832		—		—		2,832
Nevada 0.9%
Clark County, NV, Improvement Dist #142	6.38%	8/1/2023	980	960	—	—	—	—	980	960
Reno, NV, Renown Regional Medical Center Proj	5.25%	6/1/2032	1,485	1,409	—	—	—	—	1,485	1,409
				2,369		—		—		2,369
New Hampshire 0.3%
New Hampshire Health & Education Fac, Elliot Hospital	5.60%	10/1/2022	750	780	—	—	—	—	750	780
New Jersey 0.9%
New Jersey Education Fac, Fairleigh Dickinson University	6.00%	7/1/2025	275	279	—	—	—	—	275	279
New Jersey Tobacco Settlement Financing Corp.	6.13%	6/1/2024	1,950	2,075	—	—	—	—	1,950	2,075
				2,354		—		—		2,354
New Mexico 1.8%
Cabezon, NM, Public Improvement Dist	5.20%	9/1/2015	665	652	—	—	—	—	665	652	(d)
New Mexico Mortgage FA AMT	4.75%	1/1/2031	985	877	—	—	—	—	985	877
New Mexico Mortgage FA AMT	6.15%	7/31/2037	2,600	2,660	—	—	—	—	2,600	2,660
Otero County, NM, Jail Proj	6.00%	4/1/2023	400	375	—	—	—	—	400	375
				4,564		—		—		4,564
New York 10.9%
Albany, NY, Brighter Choice Charter School	5.00%	4/1/2037	—	—	—	—	200	168	200	168	(a)
Albany, NY, IDA Civic Fac Rev	5.00%	7/1/2037	—	—	—	—	250	221	250	221	(a)
Albany, NY, IDA Civic Fac Rev	5.25%	11/15/2032	—	—	—	—	100	95	100	95
Cattaraugus County, NY, IDR St Bonaventure University	5.10%	5/1/2031	—	—	—	—	175	156	175	156
Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden Medical Center	5.00%	11/1/2034	—	—	—	—	125	118	125	118
Dutchess County, NY, IDA Civic Fac Rev Ref, Marist College	5.00%	7/1/2022	250	254	—	—	250	254	500	508	(a)
Erie County, NY, IDA Applied Tech Charter School Proj	6.75%	6/1/2025	550	519	—	—	250	236	800	755
Erie County, NY, IDA Global Concepts Charter School Proj	6.25%	10/1/2037	—	—	—	—	300	283	300	283
Genesee County, NY, IDA United Memorial Medical Center Proj	5.00%	12/1/2032	—	—	—	—	160	129	160	129
Jefferson County, NY, IDA Waste Disposal	5.20%	12/1/2020	—	—	—	—	450	401	450	401
Liberty, NY, Corp Development Goldman Sachs Headquarters	5.25%	10/1/2035	—	—	—	—	200	206	200	206
Liberty, NY, Development Corp Rev Goldman Sachs Headquarters	5.50%	10/1/2037	—	—	—	—	200	214	200	214
Madison County, NY, IDA Civic Fac Rev Oneida Health System	5.50%	2/1/2032	—	—	—	—	250	233	250	233

Part B-8

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
New York (Continued)
Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A	6.50%	1/1/2027	$1,000	$986	$—	$—	$500	$493	$1,500	$1,479
Nassau County, NY, Interim FA	4.22%	11/15/2016	—	—	—	—	500	500	500	500	(b)
Nassau County, NY, Tobacco Settlement Corp	5.00%	6/1/2035	—	—	—	—	1,000	907	1,000	907
New York Dorm Auth, Brooklyn Law School	5.50%	7/1/2019	—	—	—	—	250	260	250	260
New York Dorm Auth, College & University Rev	5.00%	11/1/2034	—	—	—	—	150	142	150	142
New York Dorm Auth, Fordham University FGIC	5.00%	7/1/2020	—	—	—	—	80	83	80	83
New York Dorm Auth, Mount St Mary College	5.00%	7/1/2027	—	—	—	—	400	400	400	400
New York Dorm Auth, Rochester University	5.25%	7/1/2022	—	—	—	—	135	141	135	141
New York Dorm Auth, St Barnabas FHA	5.13%	2/1/2022	—	—	—	—	450	467	450	467
New York Dorm Auth, State University Dorm Fac (Prerefunded)	5.00%	7/1/2032	—	—	—	—	450	487	450	487
New York Dorm Auth, Upstate Community College	5.25%	7/1/2021	—	—	—	—	250	262	250	262
New York Dorm Auth, Winthrop South Nassau University	5.50%	7/1/2023	—	—	—	—	200	199	200	199
New York Energy Research & DA, Elec Fac Rev Adj Long Island Lighting Co Proj	5.30%	8/1/2025	—	—	—	—	250	252	250	252
New York Environmental Fac Corp	5.00%	7/15/2026	—	—	—	—	450	464	450	464
New York Metropolitan Transportation Auth	5.13%	11/15/2031	—	—	—	—	450	455	450	455
New York State Dormitory Auth Non State Supported Debt, NYU Hospital Center Ser B	5.63%	7/1/2037	—	—	—	—	250	236	250	236
New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center	6.13%	12/1/2029	3,125	3,131	—	—	250	250	3,375	3,381	(c)
New York, NY, GO	5.75%	3/1/2019	75	83	—	—	15	16	90	99
New York, NY, GO (Prerefunded)	5.75%	3/1/2019	—	—	—	—	410	459	410	459
New York, NY, GO Ser J	5.00%	3/1/2030	—	—	—	—	450	455	450	455
New York, NY, IDA American Airlines JFK International Airport AMT	7.13%	8/1/2011	1,060	1,046	—	—	150	148	1,210	1,194
New York, NY, IDA American Airlines JFK International Airport AMT	8.00%	8/1/2012	—	—	—	—	150	150	150	150
New York, NY, IDA Civic Fac Rev, YMCA of Greater NY Proj	5.25%	8/1/2021	—	—	—	—	250	253	250	253
New York, NY, IDA Terminal One Group Assoc Proj AMT	5.50%	1/1/2024	1,000	1,016	—	—	150	152	1,150	1,168
New York, NY, Transitional FA Future Tax Secured	5.00%	8/1/2023	—	—	—	—	450	462	450	462
Niagara Falls, NY, School Dist Certificate of Participation	5.00%	6/15/2028	—	—	—	—	500	513	500	513
Onondaga County, NY, IDA PCR	4.88%	7/1/2041	—	—	—	—	150	140	150	140
Otsego County, NY, IDA Civic Fac Rev Hartwick College Proj	6.00%	7/1/2011	—	—	—	—	200	206	200	206
Rensselaer County, NY, Industrial Improvements	5.00%	1/1/2036	—	—	—	—	200	203	200	203
Rensselaer, NY, School Dist Certificate of Participation	5.00%	6/1/2036	—	—	—	—	600	599	600	599
Seneca Nation Indians Capital Improvement Special Tax	5.00%	12/1/2023	1,000	881	—	—	160	141	1,160	1,022	(d)
St Lawrence, NY, IDA Civic Fac Rev, Clarkson University Proj	5.00%	7/1/2023	—	—	—	—	450	458	450	458

Part B-9

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
New York (Continued)
Suffolk County, NY, Jeffersons Ferry Proj	5.00%	11/1/2028	$—	$—	$—	$—	$500	$439	$500	$439
Tobacco Settlement FA of NY	5.50%	6/1/2022	—	—	—	—	400	415	400	415
TSACS, Inc, NY, Tobacco Settlement	5.13%	6/1/2042	—	—	—	—	500	448	500	448
Ulster County, NY, IDA Kingston Regional Senior Living Proj	6.00%	9/15/2027	3,975	3,774	—	—	500	475	4,475	4,249
Utica, NY, IDA Civic Fac Rev, Utica College (Prerefunded)	6.88%	12/1/2014	560	593	—	—	90	95	650	688
Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj	6.38%	1/1/2024	400	401	—	—	100	100	500	501
				12,684		—		15,039		27,723
North Carolina 0.8%
North Carolina Municipal Power Agency, Catawba Elec Rev	5.50%	1/1/2014	500	538	—	—	—	—	500	538
Raleigh, NC, Medical Care Commission Retirement Fac Rev	5.25%	1/1/2032	2,000	1,601	—	—	—	—	2,000	1,601
				2,139		—		—		2,139
Ohio 0.7%
Cuyahoga County, OH, Rev Ref Class A	5.50%	1/1/2029	300	306	—	—	—	—	300	306
Hamilton, OH, School Dist Improvement	6.15%	12/1/2016	1,270	1,504	—	—	—	—	1,270	1,504	(a)
				1,810		—		—		1,810
Oklahoma 0.5%
Tulsa County, OK, St Francis Health Care System	5.00%	12/15/2029	1,210	1,191	—	—	—	—	1,210	1,191
Other U.S. Territories 2.5%
Guam Economic DA, Tobacco Settlement	5.63%	6/1/2047	—	—	1,000	958	—	—	1,000	958
Puerto Rico Commonwealth	2.90%	7/1/2031	—	—	1,000	1,000	—	—	1,000	1,000	(b)
Puerto Rico Commonwealth	5.50%	7/1/2032	—	—	715	715	215	215	930	930	(c)
Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev	6.25%	7/1/2013	—	—	1,000	1,149	—	—	1,000	1,149	(a)
University Virgin Islands	5.13%	12/1/2022	—	—	270	266	—	—	270	266
University Virgin Islands	5.25%	12/1/2023	—	—	100	98	—	—	100	98
University Virgin Islands	5.25%	12/1/2024	—	—	125	122	—	—	125	122
Virgin Islands Public FA, Revhovenska Refinery	6.13%	7/1/2022	750	752	750	752	250	251	1,750	1,755
				752		5,060		466		6,278
Pennsylvania 3.8%
Delaware River PA	4.40%	1/1/2026	5,000	5,000	—	—	—	—	5,000	5,000	(a)(b)
Montgomery County, PA, IDA Whitemarsh Continuing Care Proj	6.13%	2/1/2028	800	742	—	—	—	—	800	742	(d)
Pennsylvania State Higher Educational FA Rev	5.75%	7/1/2028	2,145	2,080	—	—	—	—	2,145	2,080
Scranton Parking Auth	5.25%	6/1/2034	1,825	1,777	—	—	—	—	1,825	1,777
				9,599		—		—		9,599
Rhode Island 0.5%
Central Falls, RI, Detention FA Fac Rev	6.75%	1/15/2013	1,000	1,021	—	—	—	—	1,000	1,021
Rhode Island Health & Education Bldg Corp Fin	6.50%	8/15/2032	250	285	—	—	—	—	250	285
				1,306		—		—		1,306
South Carolina 3.7%
Dorchester County, SC, School Dist #2 Installment Purchase	5.25%	12/1/2024	1,000	1,021	—	—	—	—	1,000	1,021
Lancaster County, SC, Sun City Carolina Lakes Improvement	5.45%	12/1/2037	750	592	—	—	—	—	750	592
South Carolina Jobs Econ DA Rev	4.70%	4/1/2035	2,000	1,785	—	—	—	—	2,000	1,785
Tobacco Settlement Rev Management Auth	6.38%	5/15/2028	6,000	6,040	—	—	—	—	6,000	6,040
				9,438		—		—		9,438

Part B-10

			The Hartford Tax-Free National Fund Acquiring Fund		The Hartford Tax-Free Minnesota Fund Target Fund		The Hartford Tax-Free New York Fund Target Fund		Proforma Combined
Security Description	Coupon Rate	Maturity Date	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†	Principal Amount	Market Value†
Tennessee 0.1%
McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj	7.63%	3/1/2016	$500	$300	$—	$—	$—	$—	$500	$300
Texas 4.5%
Brazoria, TX, Brazos River Habor Navigation Dow Chemical Co	4.95%	5/15/2033	1,500	1,351	—	—	—	—	1,500	1,351	(a)
Guadalupe County, TX, Board Managers Joint Rev	5.50%	8/15/2036	3,000	3,049	—	—	—	—	3,000	3,049
Maverick County, TX, Public Fac Corp Proj Rev	6.25%	2/1/2024	490	445	—	—	—	—	490	445
North Texas Tollway Auth	6.00%	1/1/2025	4,000	4,300	—	—	—	—	4,000	4,300
Travis County, TX, Health Fac, Querencia Barton Creek Project	5.65%	11/15/2035	1,000	870	—	—	—	—	1,000	870
Willacy County, TX, Corp Revival Proj (Prerefunded with cash Escrow)	6.00%	3/1/2009	540	555	—	—	—	—	540	555
Willacy County, TX, GO	6.88%	9/1/2028	1,000	989	—	—	—	—	1,000	989
				11,559		—		—		11,559
Vermont 1.0%
Vermont Educational & Health Buildings FA Rev	4.82%	9/1/2036	2,500	2,500	—	—	—	—	2,500	2,500	(b)
Virginia 2.4%
James City County, VA, Econ DA Residential Care Fac	5.40%	7/1/2027	840	737	—	—	—	—	840	737
James City County, VA, Econ DA Residential Care Fac	5.50%	7/1/2037	2,000	1,676	—	—	—	—	2,000	1,676
Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community	6.00%	1/1/2025	500	471	—	—	—	—	500	471
Peninsula, VA, PA Fac, CSX Transport Proj Rev	6.00%	12/15/2012	1,000	1,049	—	—	—	—	1,000	1,049
Peninsula, VA, Turn Center Community Dev DA	6.45%	9/1/2037	700	650	—	—	—	—	700	650
Virginia Tobacco Settlement Funding Corp	5.50%	6/1/2026	1,455	1,601	—	—	—	—	1,455	1,601
				6,184		—		—		6,184
Washington 1.1%
King County, WA, ISD #210 GO	5.00%	6/1/2019	670	697	—	—	—	—	670	697
Washington State Health Care FA Rev	6.13%	8/15/2037	2,400	2,184	—	—	—	—	2,400	2,184
				2,881		—		—		2,881
Wisconsin 0.5%
Badger Tobacco Asset Securitization Corp. of WI	6.38%	6/1/2032	1,000	1,004	—	—	—	—	1,000	1,004
Wisconsin Housing & Econ DA, GO Home Ownership Rev	4.85%	9/1/2017	345	342	—	—	—	—	345	342
				1,346		—		—		1,346
Total Municipal Bonds				$200,673		$34,658		$15,505		$250,836
			Shares		Shares		Shares		Shares
Short-Term Investments 4.0%
State Street Bank Tax Free Money Market Fund			8,635	$8,635	867	$867	—	$—	9,502	$9,502
Dreyfus Basic New York Municipal Money Market Fund			—	—	—	—	752	752	752	752
Total short-term investments				$8,635		$867		$752		$10,254
Total investments in securities 102.2%				$209,308		$35,525		$16,257		$261,090
Total cost of securities				$213,413		$35,858		$16,581		$265,852

Note: Percentage of investments as shown is the ratio of total market value to total net assets.

(a)  This security, or a portion of this security, has been segregated to cover funding requiremnets on investment transactions settling in the future.

Part B-11

(b)  Variable rate securities; the rate reported is the coupon in effect at April 30, 2008.

(c)  The cost of securities purchased on a when-issued or delaye delivery basis at April 30, 2008 was $7,201.

(d)  The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Par	Security	Cost Basis
06/2006	$1,000	Amelia Walk Community Development, 5.50%, 05/01/2037	$1,000
04/2003 389	Arizonia Sundance Community Fac Dist, Special Assess	Rev #2, 7.13%, 07/01/2007 — 144A	389
04/2004	925	Bellalgo, FL, Education Fac Benefits Dist Capital, 5.85%, 05/01/2022	925
01/2005	665	Cabezon, NM, Public Improvement Dist, 5.20%, 09/01/2015	665
06/2006 1,000	Colorado Educational & Cultural Fac Auth, Charter School	Banning Lewis, 6.13%, 12/15/2035 — 144A	1,000
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
08/2007 5,000	Jacksonville, FL, Econ Development Community Health Care Facilities,	6.25%, 09/01/2027	5,053
04/2007 1,000	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj,	5.75%, 03/01/2029	1,024
07/2007	1,000	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 — 144A	1,007
09/2006 — 11/2007	370	Minnesota Intermediate School Dist Lease Rev, 5.30%, 11/01/2032	376
01/2005 800	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj,	6.13%, 02/01/2028	789
04/2004	1,100	Pima County, AZ, Charter Schools Proj, 5.75%, 07/01/2016	1,100
04/2007	1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 — 144A	1,000
11/2007	1,330	Rochester, MN, Health Care Fac Rev, 5.70%, 05/01/2022	1,330
11/2004 1,000	San Manuel, CA, Entertainment Auth Public Inprovement,	4.50%, 12/01/2016 — 144A	1,000
04/2007 1,160	Seneca Nation Indians Capital Inprovement Special Tax,	5.00% 12/01/2033 — 144A	1,154
02/2007 550	St Louis, MO, Industrial DA, Confluence Academy Proj,	5.35%, 6/15/2032	550
09/2006 1,000	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj,	6.00% 09/01/2036	1,007
12/2002	200	Vistancia, AZ, Community Fac Dist GO, 6.75%, 07/15/2002	200
11/2007	2,400	Washington State Health Care FA Rev, 6.13%, 08/15/2037	2,360
08/2003 947	Yorkville, IL, United City Special Service Area Tax Raintree	Village Proj, 6.88%, 03/01/2033	947

The aggregate value of these securities at April 30, 2008 was $21,540 which represents 8.43% of total net assets.

  AMT —  Alternative Minimum Tax
  DA —  Development Authority
  FA —  Finance Authority
  FGIC —  Financial Guaranty Insurance Company
  FSA —  Finance Security Assurance
  GO —  General Obligations
  IDA —  Industrial Development Authority
  IDR —  Industrial Development Revenue
  ISD —  Independent School District
  MBIA —  Municipal Bond Insurance Association
  PA —  Port Authority
  PCR —  Pollution Controll Revenue
  USD —  United School District

Part B-12

Proforma Statement of Operations
For the Year Ended April 30, 2008
The Hartford Tax-Free National Fund (Acquiring)
The Hartford Tax-Free Minnesota Fund (Target)
The Hartford Tax-Free New York Fund (Target)
(Unaudited, 000's omitted)

	The Hartford Tax-Free National Fund	The Hartford Tax-Free Minnesota Fund	The Hartford Tax-Free New York Fund	Proforma Adjustments		Proforma Combined
Investment Income:
Interest	$9,805	$1,816	$782	$—		$12,403
Total investment income, net	9,805	1,816	782	—		12,403
Expenses:
Investment management and advisory fees	1,170	230	88	(191	)(a)	1,297
Transfer agent fees	66	9	2	—		77
Distribution fees — Class A	295	25	29	—		349
Distribution fees — Class B	70	8	17	—		95
Distribution fees — Class C	231	7	27	—		265
Distribution fees — Class L	20	7	—	—		27
Custodian fees	3	2	1	(4	)(b)	2
Accounting services	26	5	2	—		33
Registration and filing fees	85	9	6	(15	)(b)	85
Board of Directors' fees	4	1	1	—		6
Other expenses	74	31	16	(19	)(b)	102
Total expenses (before fees paid indirectly)	2,044	334	189	(229)		2,338
Expense waivers	(323)	(48)	(20)	188	(a)	(203)
Custodian fee offset	(3)	—	—	—		(3)
Total fees paid indirectly	(326)	(48)	(20)	188		(206)
Total expenses, net	1,718	286	169	(41)		2,132
Net investment income	8,087	1,530	613	41		10,271
Net Realized Loss on Investments:
Net realized loss on investments	(6,763)	(132)	(71)	—		(6,966)
Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(9,600)	(1,582)	(843)	—		(12,025)
Net Loss on Investments:	(16,363)	(1,714)	(914)	—		(18,991)
Net Decrease in Net Assets Resulting from Operations	$(8,276)	$(184)	$(301)	$41		$(8,720)

(a)  Decrease due to the reduction of management fees on November 1, 2007.

(b)  Decrease due to the elimination of duplicative expenses achieved by merging the funds.

The Notes of the Pro Forma Financial Statements Are an Integral Part of These Pro Forma Financial Statements.

Part B-13

Acquiring Fund
Pro Forma Notes to Combining Financial Statements
April 30, 2008
(Unaudited, 000's omitted)

1) Description of the Fund

The Acquiring Fund, The Hartford Tax-Free National Fund, ("Acquiring Fund") a fund within The Hartford Mutual Fund II, Inc. ("Corporation"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

Acquiring Fund consists of six classes of shares: Class A, B, C, I, L and Y. Class A and L shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value ("NAV") of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time held. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within a 12 months of purchase. Class I shares are sold without sales charges to certain investors through advisory fee-wrap programs. Class Y shares are sold without sales charges and sold to certain eligible institutional investors. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically converts to Class A shares after 8 years.

The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C and L shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35% of average daily net assets; however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L has a distribution fee of 0.25% for each Fund. Some or the entire fee may be remitted to broker dealers for distribution and/or shareholder account services.

2) Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Target Funds, The Hartford Tax-Free Minnesota Fund, a fund of The Hartford Mutual Fund II, Inc. and The Hartford Tax-Free New York Fund, a fund of The Hartford Mutual Funds, Inc., by Acquiring Fund as if such acquisition had taken place as of April 30, 2008.

Under the terms of the Plan of Reorganization, the combination of Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Funds in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the six months ended April 30, 2008. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Target Fund included in their respective semiannual reports dated April 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Target Fund by Acquiring Fund had taken place as of April 30, 2008.

3) Significant Accounting Policies

a)  Security Transactions and Investment Income — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

  Interest income, including amortization or premium and accretion of discounts, is accrued on a daily basis.

Part B-14

b)  Security Valuation — Debt securities (other than short-term obligations) held by a Fund are valued on the basis of valuations furnished by unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that Fund's Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

  Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

4) Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Acquiring Fund that would have been issued at April 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Target Funds, as of April 30, 2008, divided by the net asset value per share of the shares of Acquiring Fund as of April 30, 2008. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2008:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization from Hartford Tax-Free MN Fund	Total Outstanding Shares Post-Combination
Class A	13,264	995	14,259
Class B	623	74	97
Class C	2,618	97	2,715
Class I	397	—	397
Class L	727	271	998
Class Y	2,171	1,988	4,159
Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization from Hartford Tax-Free New York Fund	Total Outstanding Shares Post-Combination
Class A	13,264	1,149	14,413
Class B	23	153	776
Class C	2,618	272	2,890
Class I	397	—	397
Class L	727	—	727
Class Y	2,171	—	2,171

Part B-15

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization from Hartford Tax-Free New York Fund and Hartford Tax-Free Minnesota Fund	Total Outstanding Shares Post-Combination
Class A	13,264	2,144	15,408
Class B	623	227	850
Class C	2,618	369	2,987
Class I	397	—	397
Class L	727	271	998
Class Y	2,171	1,988	4,159

5) Federal Income Taxes

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Part B-16

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[This page is intentionally left blank]

PART C

OTHER INFORMATION

Item 15.                                                       Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances.  However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

	1.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

	1.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

	1.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

1.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

	1.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

(File No. 333-02381) filed on August 19, 2003)

1.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

1.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

1.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

1.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

1.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

1.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

1.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

1.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) on July 31, 2006)

1.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

1.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

1.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

1.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

(File No. 333-02381) filed on September 14, 2007)

1.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

1.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

1.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

1.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

1.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

1.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

1.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)

1.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

2.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization is incorporated herein as Appendix A to the combined Proxy Statement/Prospectus

5.	No Applicable

6.(i)	Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective

Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

6.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

6.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

6,(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

6.(xiii)	Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

6.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

6.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

6.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

6.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

6.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

6.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

6.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

6.(xxiii)	Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

6.(xxiv)

Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

6.(xxv)

Amendment No. 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxvi)

Amendment No. 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

6.(xxvii)

Amendment No. 3 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

6.(xxviii)

Amendment No. 4 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

6.(xxix)

Amendment No. 5 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xxx)

Amendment No. 6 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

6.(xxxi)

Amendment No. 7 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

6.(xxxii)

Amendment No. 8 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

6.(xxxiii)

Amendment No. 9 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

6.(xxxiv)

Amendment No. 10 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381)

filed on August 30, 2007)

6.(xxxv)

Amendment No. 11 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

7.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(ii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iii)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(iv)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(v)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

7.(vi)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(vii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(viii)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(ix)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

7.(x)	Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on

Form N-1A (File No. 333-02381) filed on December 15, 2003)

7.(xi)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

7.(xiii)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

7.(xiv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

7.(xv)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

7.(xvi)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

7.(xvii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

7.(xviii)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

7.(xix)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

7.(xx)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

8.	Not Applicable

9.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

10.(i)

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

10.(ii)	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

11.	Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to Registration Statement on Form N-14 (File No. 333-153841) filed on October 3, 2008)

12.	Form of Opinion of Dechert LLP as to tax matters (filed herewith)

13.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

13.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

13.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

13.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(v)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

13.(vi)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(vii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(viii)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(ix)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(x)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xi)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

13.(xii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

13.(xiii)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006

13.(xiv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

13.(xv)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

13.(xvi)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xvii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xviii)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

13.(xix)	Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

13.(xx)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

14.	Consent of Independent Registered Public Accounting Firm (incorporated by reference to Registration Statement on Form N-14 (File No. 333-153841) filed on October 3, 2008)

15.	Not Applicable

16.	Power of Attorney dated August 6, 2008 (incorporated by reference to Registration Statement on Form N-14 (File No. 333-153841) filed on October 3, 2008)

17(i).	Form of Proxy Card (filed herewith)

17(ii).	Touch Tone Voting Scripts (filed herewith)

Item 17.                                                       Undertakings

1.                          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of November, 2008.

THE HARTFORD MUTUAL FUNDS II, INC.

By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	November 4, 2008
Tamara L. Fagely	(Chief Accounting Officer &
Chief Financial Officer)

*	Director	November 4, 2008
Lynn S. Birdsong

*	Chairman of the Board	November 4, 2008
Robert M. Gavin, Jr.	and Director

*	Director	November 4, 2008

Duane E. Hill

*	Director	November 4, 2008

Sandra S. Jaffee

*	Director	November 4, 2008

William P. Johnston

*	Director	November 4, 2008

Lemma W. Senbet

*	Director	November 4, 2008

Thomas M. Marra

*	Director	November 4, 2008
Phillip O. Peterson

*	Director	November 4, 2008
Lowndes A. Smith

*	Director	November 4, 2008
David M. Znamierowski

/s/ Edward P. Macdonald		November 4, 2008
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated August 6. 2008 (incorporated by reference to initial N-14 filed on October 3, 2008).

EXHIBIT INDEX

Exhibit No.

12.	Form of Opinion of Dechert LLP as to tax matters

17.(i).	Form of Proxy Card

17.(ii).	Touch Tone Voting Scripts